Capital Group Core Municipal FundSM
Investment portfolio
January 31, 2022
unaudited
Bonds, notes & other debt instruments 81.99% Alabama 1.16%	Principal amount (000)	Value (000)
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 2049 (put 2026)	$825	$908
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	2,050	2,071
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 2051 (put 2023)	1,000	1,151
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)	100	103
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2022	450	467
City of Huntsville, Electric Rev. Bonds, Series 2017-B, 5.00% 2022	400	415
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 2051 (put 2028)	1,440	1,607
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 2051 (put 2031)	2,065	2,364
		9,086
Alaska 0.29%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), Series 2019, 4.00% 2048	820	875
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 2044	850	899
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	130	135
Housing Fin. Corp., State Capital Project Bonds, Series 2014-A, 5.00% 2032 (preref. 2023)	230	247
Housing Fin. Corp., State Capital Project Bonds, Series 2014-A, 5.00% 2033 (preref. 2023)	110	118
		2,274
Arizona 1.08%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2028	295	355
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2029	370	454
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2027	400	476
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2028	550	668
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2033	80	100
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.15% 2027	375	356
County of Coconino, Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-B, 1.65% 2039 (put 2023)	1,500	1,513
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 2029	1,000	1,221
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 2029	115	139
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2030	255	316
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2031	75	94
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2023	1,000	1,068
Kyrene Elementary School Dist. No. 28, School Improvement Bonds (2010 Project), Series 2013-B, 4.50% 2024 (preref. 2023)[1]	55	58
Kyrene Elementary School Dist. No. 28, School Improvement Bonds (2010 Project), Series 2013-B, 4.50% 2025 (preref. 2023)[1]	45	47
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 2027	745	870
City of Phoenix, Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2014-B, 5.00% 2024	115	126
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 5.00% 2031	485	614
		8,475
Capital Group Core Municipal Fund — Page 1 of 87

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Bonds, notes & other debt instruments (continued) Arkansas 0.08%	Principal amount (000)	Value (000)
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 1.61% 2044 (put 2022)[2]	$600	$600
California 4.25%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 0.96% 2045 (put 2023)[2]	2,205	2,214
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-C, (SIFMA Municipal Swap Index + 0.45%) 0.51% 2056 (put 2026)[2]	425	428
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 2049 (put 2026)	195	187
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 2023	75	76
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 2024	85	87
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2052 (put 2031)	2,415	2,778
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2021-A, 3.00% 2024	165	173
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2009-C, 5.25% 2024 (escrowed to maturity)	35	39
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2023	105	107
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2024	50	51
G.O. Bonds, Series 2020, 5.00% 2029	180	224
G.O. Bonds, Series 2021, 5.00% 2031	30	34
G.O. Bonds, Series 2021, 5.00% 2032	25	29
G.O. Bonds, Series 2021, 5.00% 2034	25	28
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2023	1,265	1,347
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2027	1,000	1,193
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2028	1,000	1,216
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2030	55	70
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-B, 5.00% 2029 (put 2022)	1,000	1,033
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2028	315	346
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 2035	736	801
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 2036	469	501
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 1.26% 2037 (put 2022)[2]	1,000	1,001
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Museum of Art Project), Series 2021-B, 0.76% 2050 (put 2026)[2]	340	344
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2025	250	281
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 5.00% 2024	85	93
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2026	60	67
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Cantamar Villas), Series 2021-D-1, 0.30% 2025 (put 2024)	55	54
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Sunny Garden Apartments), Series 2021-C-1, 0.20% 2024 (put 2023)	75	75
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2016-A, 5.00% 2023	50	53
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2021-A, 5.00% 2032	955	1,236
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 5.00% 2025	640	722
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 5.00% 2029	150	186
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 5.00% 2033	570	719
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2020-A, 5.00% 2023	1,500	1,588
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2022	1,250	1,279
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2024	45	48
Capital Group Core Municipal Fund — Page 2 of 87

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2025	$45	$49
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2026	45	50
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2027	45	50
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2028	40	45
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 5.00% 2032	1,000	1,280
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2028	655	790
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2030	1,000	1,243
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2028	1,000	1,156
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2029	70	82
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2022	1,000	1,019
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Short-Term Notes, Series 2021-A, 5.00% 2022	1,235	1,272
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-B, 5.00% 2030	230	292
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 2023	480	508
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 2028	1,000	1,221
City of Santee, Community Facs. Dist. No. 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2022	135	138
City of Santee, Community Facs. Dist. No. 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2023	160	169
City of Santee, Community Facs. Dist. No. 2017-1, Special Tax Bonds (Weston Infrastructure), Series 2019, 5.00% 2024	170	185
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2023	65	69
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2024	20	22
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2017-A, 5.00% 2023	490	519
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Villa Del Sol Apartments), Series 2021-A-2, 0.39% 2023 (put 2023)	280	278
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)	125	125
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 2.625% 2033 (put 2023)	135	139
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2013-A, 5.00% 2023 (preref. 2022)	80	84
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	65	65
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	500	501
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-B-1, 0.45% 2030	20	19
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2030	180	223
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 2026	165	190
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	785	837
		33,328
Colorado 1.81%
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 4.00% 2026	603	630
Certs. of Part., Series 2021-A, 5.00% 2028	495	606
Certs. of Part., Series 2021-A, 5.00% 2029	1,000	1,248
City and County of Denver, Board of Water Commissioners, Water Rev. Bonds, Series 2021-A, 5.00% 2031	1,910	2,499
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2019-D, 5.00% 2031 (put 2022)	1,000	1,034
Capital Group Core Municipal Fund — Page 3 of 87

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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.383% 2039 (put 2024)[2]	$285	$285
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales University Project), Series 2013-B, 5.00% 2023 (escrowed to maturity)	1,805	1,892
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2024 (escrowed to maturity)	1,825	1,992
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-A, 5.00% 2048	125	148
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	550	589
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 2050	865	920
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 2051	1,250	1,329
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2029	70	84
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2029	40	49
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2030	150	184
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2030	35	43
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2021-C-3-B, 2.00% 2051 (put 2026)	130	132
Weld County School Dist. RE-5J, G.O. Bonds, Series 2021, 5.00% 2023	475	510
		14,174
Connecticut 0.86%
Town of East Hartford, Housing Auth., Multi Family Housing Rev. Bonds (Veterans Terrace Project), Series 2021, 0.25% 2023 (put 2022)	140	140
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 2029	330	407
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 5.00% 2030	450	544
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 5.00% 2031	310	380
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2003-X-2, 0.25% 2037 (put 2024)	910	892
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	1,105	1,109
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	70	72
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	255	265
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	1,835	1,934
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	700	737
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 2047	150	158
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	75	77
		6,715
Delaware 0.26%
G.O. Bonds, Series 2021, 5.00% 2031	945	1,217
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2022	290	294
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2023	200	211
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2024	300	325
		2,047
District of Columbia 0.74%
G.O. Bonds, Series 2015-A, 5.00% 2032	1,800	2,015
G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 2029	230	284
G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 2030	960	1,208
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Kenilworth 166 Apartments Project), Series 2021, 1.25% 2025 (put 2024)	410	407
Income Tax Secured Rev. Bonds, Series 2020-A, 5.00% 2032	750	940
Capital Group Core Municipal Fund — Page 4 of 87

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Bonds, notes & other debt instruments (continued) District of Columbia (continued)	Principal amount (000)	Value (000)
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 2033	$215	$270
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	600	712
		5,836
Florida 6.50%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 2022	20	20
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2022	500	504
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2033	130	140
County of Brevard, Housing Fncg. Auth., Multi Family Mortgage Rev. Bonds (Tropical Manor Apartments), Series 2021, 0.25% 2023 (put 2022)	135	134
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Solaris Apartments), Series 2021-B, 0.70% 2025 (put 2024)	370	364
Capital Trust Agcy., Multi Family Housing Rev. Bonds (GMF - Stonybrook Apartments), Series 2012-A, 5.50% 2047 (preref. 2022)	540	544
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 2030	1,000	1,237
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	170	173
County of Collier, Water-Sewer Dist., Water and Sewer Rev. Bonds, Series 2021, 5.00% 2030	655	830
County of Collier, Water-Sewer Dist., Water and Sewer Rev. Bonds, Series 2021, 5.00% 2031	1,070	1,380
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2026	345	364
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.20% 2027	355	381
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 2028	370	401
City of Daytona Beach, Housing Auth., Multi Family Housing Rev. Bonds (The WM at the River Project), Series 2021-B, 1.25% 2025 (put 2024)	605	602
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2033	290	357
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2021-B, 5.00% 2022	1,000	1,015
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-D, 5.00% 2023	120	127
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2022-A, 5.00% 2025	949	1,065
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2022-A, 5.00% 2026	1,000	1,153
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 2028	750	870
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2022 (escrowed to maturity)	1,000	1,008
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2026	655	747
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	980	1,028
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 2049	985	1,043
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	985	1,055
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 2051	155	165
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 2052	730	767
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	35	36
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Valencia Park Apartments), Series 2021-A, FHA insured, 0.25% 2023 (put 2022)	630	627
JEA, Electric System Rev. Bonds, Series 2014-A-3, 5.00% 2022	600	618
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2026	500	581
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2026	340	395
JEA, Electric System Rev. Bonds, Series 2020-A-3, 5.00% 2030	50	62
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 2031	2,095	2,659
JEA, Electric System Rev. Bonds, Series 2021-A-3, 5.00% 2033	625	798
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2033	50	63
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2024	280	286
Capital Group Core Municipal Fund — Page 5 of 87

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2025	$285	$293
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2026	295	305
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2027	300	311
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 2028	305	317
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.625% 2029	315	330
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 5.00% 2025	1,150	1,299
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, BAM insured, 5.00% 2026	780	851
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2026	760	830
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Platform 3750), Series 2021, 0.25% 2024 (put 2023)	510	506
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Sunset Bay Apartments), Series 2021, 0.25% 2023 (put 2022)	420	418
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2007, 0.32% 2027 (put 2022)	2,205	2,200
County of Miami-Dade, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2025 (preref. 2022)	25	25
City of Miami Beach, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2027	145	160
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	1,000	1,161
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2031	300	327
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 2029	320	356
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 2031	500	566
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Dunwoodie Place Apartments), Series 2021-A, 0.20% 2024 (put 2023)	200	197
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Jernigan Gardens), Series 2020-B, 0.35% 2023 (put 2022)	2,000	1,996
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Stratford Point Apartments), Series 2021-B, 0.55% 2025 (put 2024)	635	625
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2021-B, 1.25% 2046 (put 2028)	1,000	987
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2032 (preref. 2023)	1,020	1,079
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2027	300	332
County of Palm Beach, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Christian Manor), Series 2022, 1.25% 2025 (put 2024)	2,875	2,875
County of Pinellas, Housing Fin. Auth., Multi Family Mortgage Backed Bonds (Jordan Park Apartments), Series 2021-B, 0.65% 2025 (put 2024)	525	517
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2043 (preref. 2023)	185	197
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2023	630	666
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.625% 2024	1,055	1,080
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.00% 2022	340	341
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2024	500	548
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2020, 5.00% 2028	1,000	1,214
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2028	215	259
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2029	250	306
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2030	260	324
Capital Group Core Municipal Fund — Page 6 of 87

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Dept. of Transportation, Federal Highway Reimbursement Rev. Bonds (Indirect GARVEEs), Series 2021-A, 5.00% 2030	$750	$940
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2019-B, 5.00% 2028	1,000	1,217
Dept. of Transportation, Turnpike Rev. Bonds, Series 2018-A, 5.00% 2026	292	338
Dept. of Transportation Fncg. Corp., Rev. Bonds, Series 2020, 5.00% 2024	430	471
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 2024	530	540
		50,903
Georgia 2.61%
County of Appling, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 2038 (put 2025)	885	893
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Sylvan Hills Senior Apartments Project), Series 2020, 0.41% 2025 (put 2023)	285	281
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995-5, 2.20% 2032	500	490
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 2053 (put 2024)	600	624
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 2040 (put 2025)	685	690
City of Columbus, Dev. Auth., Multi Family Housing Rev. Bonds (Highland Terrance Phase II Project), Series 2021-B, 0.34% 2025 (put 2024)	425	418
County of Dawson, Dev. Auth., Multi Family Housing Rev. Bonds (Peaks of Dawsonville Project), Series 2021, 0.28% 2023	250	247
County of Dekalb, Housing Auth., Multi Family Housing Rev. Bonds (Columbia Village Project), Series 2021-A, 0.34% 2024 (put 2023)	140	139
G.O. Bonds, Series 2020-A, 5.00% 2023	160	170
G.O. Bonds, Series 2020-A, 5.00% 2029	1,875	2,341
G.O. Rev. Ref. Bonds, Series 2016-E, 5.00% 2026	225	265
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2014-A-1, 4.00% 2044	225	231
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	160	165
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	405	425
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-D, (3-month USD-LIBOR x 0.67 + 0.83%) 0.898% 2048 (put 2023)[2]	155	156
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-B, 4.00% 2049 (put 2024)	980	1,051
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-C, 4.00% 2050 (put 2026)	1,500	1,639
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-C, 4.00% 2052 (put 2028)	3,305	3,689
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2012-A, 5.00% 2030 (preref. 2022)	630	642
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 2031	415	515
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2029	495	602
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2030	430	531
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2029	120	144
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2030	115	137
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2024	1,000	1,074
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2029	870	1,047
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 2031	785	973
Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Dallas Manor Apartments Project), Series 2021, 0.25% 2024 (put 2023)	120	118
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 2030	80	99
Capital Group Core Municipal Fund — Page 7 of 87

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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
City of Valdosta, Housing Auth., Multi Family Housing Rev. Bonds (Tishco Rural Rental Housing Portfolio Project), Series 2022, 1.25% 2025 (put 2024)	$185	$184
County of Walker, Dev. Auth., Multi Family Housing Rev. Bonds (Gateway at Rossville Project), Series 2021-B, 0.46% 2024 (put 2023)	465	460
		20,440
Guam 0.06%
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.25% 2024	450	474
Hawaii 0.16%
Airports System Rev. Bonds, Series 2018-D, 5.00% 2030	1,000	1,252
Idaho 0.15%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 2031	60	76
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 2032	90	115
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2022	1,000	1,020
		1,211
Illinois 5.50%
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2025	475	529
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	1,100	1,176
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2014-B, 5.00% 2028	500	534
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2023	560	580
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2021, 5.00% 2024	65	71
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2023	500	502
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2014, 5.00% 2028	385	411
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	200	214
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2023	200	214
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2028	355	424
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.00% 2023	200	212
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2025	110	124
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2027	500	591
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2028	400	482
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-1, 4.00% 2030	1,000	1,117
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2025	125	139
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2026	120	137
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2033	500	580
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2027	590	653
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 5.00% 2033	280	350
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2027	250	282
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 2050 (put 2026)	105	120
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024	310	335
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 0.76% 2042 (put 2026)[2]	140	140
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026	600	685
Capital Group Core Municipal Fund — Page 8 of 87

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2028	$400	$469
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2028	1,000	1,108
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2029	500	553
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 2029	800	989
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 2030	360	452
Fin. Auth., Rev. Bonds (University of Chicago), Series 2021-A, 5.00% 2025	270	306
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 2033	365	466
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2026	770	868
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 0.70% 2040 (put 2023)	215	213
G.O. Bonds, Series 2014, 5.00% 2022	110	111
G.O. Bonds, Series 2020-B, 5.00% 2029	2,090	2,489
G.O. Bonds, Series 2019-A, 5.00% 2029	1,000	1,192
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2022	215	215
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2021-C, 0.80% 2026	40	39
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Concord Commons), Series 2021, 0.25% 2024 (put 2023)	810	805
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.06% 2050 (put 2025)[2]	2,000	2,047
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 2049	1,465	1,576
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 2051	1,665	1,749
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	1,465	1,476
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 2025	225	253
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	1,000	1,126
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	620	653
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	1,000	1,074
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 2027	1,000	1,155
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	2,000	2,079
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2025	1,180	1,308
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2027	1,250	1,405
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2028	1,110	1,246
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2029	440	534
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2024	500	537
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	740	820
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2028	635	757
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 2025	135	151
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2020-A, 5.00% 2028	1,000	1,201
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	500	527
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	500	555
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2024	30	30
		43,136
Indiana 1.36%
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-C, 5.00% 2022	140	145
Fin. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2042 (preref. 2023)	1,165	1,226
Fin. Auth., Rev. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2012, 5.00% 2030 (preref. 2022)	515	517
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2019-E, 5.00% 2022	750	750
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2028	575	693
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 2022	130	134
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-1, 5.00% 2023	275	294
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 2023	85	91
Capital Group Core Municipal Fund — Page 9 of 87

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Bonds, notes & other debt instruments (continued) Indiana (continued)	Principal amount (000)	Value (000)
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 2027	$335	$399
City of Franklin, Econ. Dev. and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 2023	30	32
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Subordinate Credit Group), Series 2005-A-1, 4.00% 2023	80	84
Housing and Community Dev. Auth., Collateralized Rev. Bonds (RD Moving Forward Justus Project), Series 2021, 0.33% 2024 (put 2023)	710	704
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	1,655	1,776
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 2049	150	160
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 2050	110	115
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 2052	355	373
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2026	340	386
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2027	330	385
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2028	435	519
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2029	265	322
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2030	435	540
City of Kokomo, Multi Family Housing Rev. Bonds (KHA RAD I Apartments), Series 2021-A, 0.56% 2025 (put 2024)	1,030	1,016
		10,661
Iowa 0.33%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 2047	805	874
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 2049	25	27
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 2049 (put 2026)	1,000	1,137
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 2031	320	407
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 2033	135	170
		2,615
Kansas 0.29%
County of Johnson, Unified School Dist. No. 512, G.O. Rev. Ref. and Improvement Bonds (Shawnee Mission), Series 2015-A, 5.00% 2031 (preref. 2025)	1,000	1,137
Turnpike Auth., Rev. Ref. Bonds, Series 2020-A, 3.00% 2025	950	1,012
Unified Government of Wyandotte County, Board of Public Utilities, Utility System Improvement Rev. Bonds, Series 2012-B, 5.00% 2026 (preref. 2022)	110	113
		2,262
Kentucky 0.95%
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2032	725	711
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2027	1,000	874
Housing Corp., Multi Family Housing Rev. Bonds (Cambridge Square Project), Series 2021, 0.30% 2024 (put 2024)	365	360
Housing Corp., Multi Family Housing Rev. Bonds (New Hope Properties Portfolio Project), Series 2021, 0.41% 2024 (put 2023)	1,575	1,559
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood II Rural Housing Portfolio), Series 2021, 0.37% 2024 (put 2023)	635	628
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2019, 2.45% 2039 (put 2029)	750	779
Property and Buildings Commission, Commonwealth Rev. Ref. Bonds (Project No. 125), Series 2021-A, 5.00% 2022	170	174
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	410	432
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 2049 (put 2025)	1,180	1,270
Capital Group Core Municipal Fund — Page 10 of 87

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Bonds, notes & other debt instruments (continued) Kentucky (continued)	Principal amount (000)	Value (000)
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 2049 (put 2025)	$185	$197
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2022-A, 5.00% 2031	270	336
County of Warren, Hospital Rev. Ref. Bonds (Bowling Green - Warren County Community Hospital Corp.), Series 2021-A, 5.00% 2022	135	136
		7,456
Louisiana 2.10%
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 2022	85	87
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 2026	1,250	1,446
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2041 (put 2028)	1,270	1,260
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	1,135	1,298
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-D-1, 0.60% 2043 (put 2023)	2,000	2,001
Grant Anticipation Rev. Bonds, Series 2021, 5.00% 2023	335	357
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Lafayette Project), Series 2021, 0.35% 2024 (put 2023)	375	373
Housing Corp., Multi Family Housing Rev. Bonds (Hollywood Acres and Hollywood Heights Projects), Series 2019, 0.55% 2023	750	742
Housing Corp., Multi Family Housing Rev. Bonds (Mabry Place Townhomes Project), Series 2021, 0.31% 2024 (put 2023)	215	213
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2021-B, 3.00% 2051	750	786
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,194
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-A, 2.00% 2030	105	103
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,500	1,528
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop LLC Project), Series 2007-A, 1.65% 2027 (put 2023)	905	912
Public Facs. Auth., Hospital Rev. Ref. Bonds (Lafayette General Health System Project), Series 2016-A, 5.00% 2041 (preref. 2025)	1,000	1,140
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	2,000	2,022
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-1, 2.125% 2037 (put 2024)	285	291
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 2022	115	117
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2023	105	111
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2024	80	88
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2025	145	158
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2026	140	163
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	90	95
		16,485
Maine 0.07%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	300	315
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2022, 5.00% 2031	195	246
		561
Capital Group Core Municipal Fund — Page 11 of 87

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Bonds, notes & other debt instruments (continued) Maryland 1.13%	Principal amount (000)	Value (000)
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 2044	$190	$197
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	1,605	1,745
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 2051	565	595
G.O. Rev. Ref. Bonds, State and Local Facs. Loan of 2021, Series 2022-D-2, 4.00% 2029	585	678
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	500	529
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	1,355	1,438
County of Prince George, Certs. of Part. (Behavioral Health Fac. and Capital Equipment), Series 2021, 5.00% 2024	165	182
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020. 5.00% 2033	745	934
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2021, 5.00% 2030	2,000	2,536
		8,834
Massachusetts 0.42%
Dev. Fin. Agcy., Multi Family Housing Rev. Bonds (Salem Heights II Preservation Associates LP Issue), Series 2021-B, 0.25% 2024 (put 2023)	180	178
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, 0.66% 2049 (put 2026)[2,3]	235	235
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 2024	615	675
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.30% 2023	50	49
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.40% 2024	65	64
Housing Fin. Agcy., Housing Green Bonds, Series 2021-B-2, 0.75% 2025	55	54
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	85	86
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	235	243
Massachusetts Bay Transportation Auth., Sales Tax Green Bond Anticipation Notes, Series 2021, 4.00% 2025	455	496
Transportation Fund Rev. Ref. Bonds, Series 2021-A, 5.00% 2029	1,000	1,239
		3,319
Michigan 2.80%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2032 (preref. 2022)	185	188
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	2,555	2,648
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-1, 0.25% 2022	40	40
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2027	250	281
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 2026	105	121
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A, 5.00% 2028	1,000	1,209
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 2029	205	252
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 2032	500	625
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048 (preref. 2022)	615	624
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2022	475	493
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2012-C, 5.00% 2026 (preref. 2022)	400	406
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2020, 0.32% 2023 (put 2022)	1,000	997
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2019-A-1, 1.50% 2022	1,210	1,215
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 0.55% 2025	185	181
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	415	432
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	240	251
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	565	600
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	1,580	1,697
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049	775	835
Capital Group Core Municipal Fund — Page 12 of 87

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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2050	$930	$990
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	2,125	2,232
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2023	300	313
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2030	700	857
County of Monroe, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Project), Series 1992-AA, National insured, 6.95% 2022	1,000	1,037
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, 1.45% 2030	1,630	1,530
Trunk Line Fund Bonds, Series 2021-A, 5.00% 2031	575	742
Trunk Line Fund Bonds, Series 2021-A, 5.00% 2032	860	1,110
		21,906
Minnesota 1.08%
City of Hopkins, Multi Family Housing Rev. Bonds (Raspberry Ridge Project), Series 2021, 0.26% 2024 (put 2023)	535	532
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	235	246
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	625	651
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 2047	505	532
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	370	391
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	290	308
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	1,575	1,699
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 2049	740	801
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 2050	275	293
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 2051	535	560
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 2052	1,200	1,258
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 2052	880	926
City of Mahtomedi, Multi Family Housing Rev. Bonds (Lincoln Place / Vadnais Highlands Projects), Series 2021, 0.25% 2023 (put 2022)	300	299
		8,496
Mississippi 0.48%
Business Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, 0.70% 2029 (put 2026)	1,460	1,413
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2023	850	906
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2026	500	564
Home Corp., Collateralized Multi Family Housing Bonds (J&A Dev. Portfolio Project I), Series 2021-1, 0.30% 2024 (put 2023)	230	228
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2048	615	656
		3,767
Missouri 0.83%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-B, 5.00% 2052 (put 2028)	2,360	2,835
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	1,225	1,267
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 2047	270	278
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 2050	545	578
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 2052	580	608
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 2052	185	197
Capital Group Core Municipal Fund — Page 13 of 87

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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	$115	$120
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 2031	500	608
		6,491
Montana 0.21%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	105	109
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 2050	290	304
Board of Housing, Single Family Mortgage Bonds, Series 2022-A, 3.00% 2052	1,200	1,264
		1,677
Nebraska 0.67%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2032 (preref. 2022)	1,190	1,220
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	95	99
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	255	263
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	40	40
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	1,700	1,808
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	605	642
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 2050	1,120	1,175
		5,262
Nevada 0.68%
Clark County School Dist., Limited Tax G.O. School Bonds, Series 2015-D, 5.00% 2022	500	509
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 2033	760	963
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 2029	770	946
County of Clark, Pollution Control Rev. Ref. Bonds (Nevada Power Co. Projects), Series 2017, 1.65% 2036 (put 2023)	1,355	1,367
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Rev. Ref. Bonds, Series 2017, 2.00% 2023	435	438
Housing Division, Multi Family Housing Rev. Bonds (Southwest Village Apartments), Series 2021, 0.47% 2024 (put 2023)	200	198
Housing Division, Multi Unit Housing Rev. Bonds (Pinewood Terrace Apartments), Series 2021, 0.26% 2024 (put 2022)	245	245
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2020-A, 5.00% 2024	595	649
County of Washoe, Gas and Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-B, 3.00% 2036 (put 2022)	10	10
		5,325
New Hampshire 0.16%
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2022	500	510
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2023	600	634
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 2034	97	109
		1,253
New Jersey 0.92%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2022	200	201
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2021-QQQ, 5.00% 2029	500	604
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-A, 1.00% 2023	2,025	2,028
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Browns Woods Apartments Project), Series 2021-A, 1.25% 2024 (put 2023)	395	396
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	340	369
Capital Group Core Municipal Fund — Page 14 of 87

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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	$205	$224
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2022	1,185	1,201
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2023	500	526
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2029	225	269
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 2028	750	900
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 2028	240	275
Turnpike Auth., Turnpike Rev. Bonds, Series 2014-A, 5.00% 2028	230	251
		7,244
New Mexico 1.31%
Albuquerque Municipal School Dist. No. 12, G.O. School Bonds, Series 2021-A, 5.00% 2027	400	475
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 2033	1,130	1,072
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-D, 1.10% 2040 (put 2023)	500	501
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-E, 1.15% 2040 (put 2024)	2,615	2,610
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 2049	755	805
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 2050	130	140
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	2,230	2,405
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-A, Class I, 3.00% 2052	850	891
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 2052	260	273
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 5.00% 2039 (put 2025)	960	1,068
		10,240
New York 7.47%
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	395	429
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2022	200	200
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2028	1,000	1,202
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 2030	2,000	2,496
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2030	1,500	1,768
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 2030	605	754
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A-2, 5.00% 2031	165	208
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2022	200	201
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-H, 2.75% 2022	480	487
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 1.55% 2023	650	653
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 0.85% 2024	345	342
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 2025	1,500	1,460
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-2, 0.75% 2025	275	270
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-2, 0.65% 2056 (put 2025)	690	670
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-I-2, 0.70% 2056 (put 2025)	380	370
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 2061 (put 2027)	1,900	1,841
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.70% 2030	410	391
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.90% 2031	195	186
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.821% 2033 (put 2023)[2]	1,000	1,000
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.821% 2033 (put 2023)[2]	840	840
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2023	375	401
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2032 (preref. 2022)	1,000	1,035
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 0.51% 2044 (put 2022)[2]	750	751
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 2045 (put 2030)	2,180	2,648
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2047 (preref. 2022)	1,100	1,138
Capital Group Core Municipal Fund — Page 15 of 87

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-B, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 0.583% 2032 (put 2024)[2]	$880	$879
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-2, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.80%) 0.833% 2032 (put 2026)[2]	315	315
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2023	1,000	1,068
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2023	305	326
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2024	165	181
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2027	535	628
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	940	977
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 2045	1,465	1,535
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	900	938
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	710	759
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 2051	205	219
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2028	2,000	2,416
New York City G.O. Bonds, Series 2018-A, 5.00% 2028	565	671
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2030	2,350	2,951
New York City G.O. Bonds, Series 2018-E-1, 5.00% 2031	1,635	1,965
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2032	1,750	2,190
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2032	1,435	1,834
New York City G.O. Bonds, Series 2008-L-5, 5.00% 2032	100	127
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2033	95	121
New York City G.O. Bonds, Series 2015-F-4, 5.00% 2044 (put 2025)	290	324
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2024	375	405
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	320	325
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2017-C-3-A, 0.20% 2022	160	160
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2016-C-2, 0.23% 2050 (put 2022)	190	190
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 2060 (put 2025)	325	319
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 2060 (put 2025)	700	687
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds, Series 2021-F-2, 0.60% 2061 (put 2025)	835	808
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-DD, 5.00% 2029	465	575
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-1, 5.00% 2022	35	35
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 5.00% 2023	65	68
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-F-1, 5.00% 2024	1,025	1,133
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 2030	355	450
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 5.00% 2031	760	962
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 2031	195	252
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 2032	910	1,166
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 5.00% 2032	110	139
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 5.00% 2034	1,390	1,763
Town of Oyster Bay, Public Improvement Rev. Ref. Bonds, Series 2021, 2.00% 2022	150	150
Town of Oyster Bay, Public Improvement Rev. Ref. Bonds, Series 2021, 4.00% 2023	140	145
Public Housing Capital Fund Rev. Trust I, Trust Certs., Series 2012, 4.50% 2022[3]	44	44
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 3.125% 2025	225	236
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2030	155	192
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2028	295	355
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2032	2,000	2,504
Capital Group Core Municipal Fund — Page 16 of 87

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2033	$1,275	$1,593
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2025	130	140
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Marble Hall - Tuckahoe Limited Partnership Project), Series 2021, 0.28% 2024 (put 2023)	1,550	1,539
		58,500
North Carolina 1.79%
City of Burlington, Housing Auth., Multi Family Housing Rev. Bonds (Thetford Portfolio), Series 2021, 0.30% 2024 (put 2022)	1,130	1,126
City of Durham, Housing Auth., Multi Family Housing Rev. Bonds (JJ Henderson Apartments Project), Series 2020, 0.30% 2024 (put 2023)	80	79
City of Goldsboro, Multi Family Housing Rev. Bonds (Grand at Day Point), Series 2021, 0.28% 2024 (put 2023)	1,725	1,711
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-D, 5.00% 2049 (put 2031)	1,170	1,483
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-C, 5.00% 2050 (put 2028)	585	709
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	890	956
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	995	1,053
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 2050	315	340
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Winds Crest Senior Living, LP), Series 2021, 0.36% 2024 (put 2023)	405	402
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2022	1,705	1,725
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 0.468% 2041 (put 2022)[2]	1,480	1,481
University of North Carolina at Charlotte, General Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	1,000	1,069
County of Wake, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2022	1,190	1,199
County of Wake, Limited Obligation Bonds, Series 2021, 5.00% 2023	675	706
		14,039
North Dakota 0.53%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2021-A, 0.48% 2024	800	784
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 5.00% 2030	280	345
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	850	890
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	170	176
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	270	286
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	205	217
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 2049	155	167
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 2052	750	789
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 2052	440	461
		4,115
Ohio 2.21%
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-B, 1.375% 2026 (put 2024)	200	197
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2026 (put 2025)	50	49
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 2028	680	816
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 2030	350	433
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 2030	400	497
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 2022	810	828
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 2027	570	675
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-B, 5.00% 2047 (put 2022)	575	582
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2029	180	220
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2030	115	144
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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
City of Dayton, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Southern Montgomery Apartments Project), Series 2021-A, 0.32% 2024 (put 2023)	$200	$198
G.O. Conservation Projects Bonds, Series 2019-A, 2.00% 2022	65	65
G.O. Infrastructure Improvement Bonds, Series 2021-A, 5.00% 2030	190	239
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2014, 5.00% 2025	400	429
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 2024	40	43
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2029	1,000	1,217
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2030	280	347
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Chevybrook Estates Apartments Project), Series 2021, 0.35% 2024 (put 2023)	200	199
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Franklin Manor North Project), Series 2021, 0.25% 2024 (put 2023)	440	435
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Glen Meadows Apartments Project), Series 2021-A, 0.40% 2024 (put 2023)	305	301
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Pinzone Tower Apartments Project), Series 2021, 0.28% 2023 (put 2022)	655	653
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048	285	300
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	620	670
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 2050	620	667
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 2051	860	914
Madison Local School Dist., School Improvement Rev. Ref. Bonds, Series 2014, 5.25% 2037 (preref. 2022)	1,095	1,112
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 2028	700	859
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 2029	300	375
Miami University, General Receipts and Rev. Ref. Bonds, Series 2022-A, 5.00% 2031	335	420
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2030	75	94
North East Ohio Regional Sewer Dist., Wastewater Improvement Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2044 (preref. 2024)	1,000	1,108
Public Facs. Commission, Higher Education G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,120
Rev. Bonds (Premier Health Partners Obligated Group), Series 2020, 5.00% 2033	85	103
Turnpike and Infrastructure Commission, Rev. Bonds, Series 2013-A-1, 5.00% 2025	115	120
Water Dev. Auth., Water Dev. Rev. Bonds, Series 2013-A, 5.00% 2023	155	164
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2019-A, 5.00% 2029	130	160
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2032	455	573
		17,326
Oklahoma 0.10%
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 2023	595	630
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 2032	120	151
		781
Oregon 1.30%
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2015-A, 5.00% 2026	330	368
County of Deschutes, Deschutes Public Library Dist., G.O. Bonds, Series 2021, 4.00% 2029	225	262
County of Deschutes, Deschutes Public Library Dist., G.O. Bonds, Series 2021, 4.00% 2030	265	313
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2031	600	665
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2020, 3.50% 2050	275	293
G.O. Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 2051	2,095	2,207
Health and Science University, Rev. Bonds, Series 2021-B-2, 5.00% 2046 (put 2032)	1,220	1,554
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Anna Mann Apartments Project), Series 2021-AA, 0.75% 2041 (put 2024)	1,400	1,375
Capital Group Core Municipal Fund — Page 18 of 87

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Bonds, notes & other debt instruments (continued) Oregon (continued)	Principal amount (000)	Value (000)
Housing and Community Services Dept., Housing Dev. Rev. Bonds (The Susan Emmons Apartments Project), Series 2021-S-2, 0.38% 2024 (put 2023)	$460	$454
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Westwind Apartments Project), Series 2021-H, 0.25% 2024 (put 2023)	175	173
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	685	723
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	400	418
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 2049	135	144
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2020-C, 3.00% 2052	1,220	1,275
		10,224
Pennsylvania 2.42%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2022	400	401
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 5.00% 2022	1,000	1,021
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-A, 5.00% 2026	500	576
County of Berks, G.O. Bonds, Series 2015, 4.00% 2027 (preref. 2023)	35	37
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.383% 2030 (put 2025)[2]	195	194
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.383% 2031 (put 2025)[2]	265	264
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.383% 2032 (put 2025)[2]	205	204
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2032 (preref. 2023)	150	161
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2034 (preref. 2023)	130	139
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2021-A, 5.00% 2028	1,500	1,812
Fncg. Auth., Rev. Bonds, Series 2013-A-2, 5.00% 2027 (preref. 2022)	500	508
Fncg. Auth., Rev. Bonds, Series 2013-A-2, 5.00% 2042 (preref. 2022)	580	589
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 0.66% 2049 (put 2024)[2]	455	457
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	930	975
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 2050	1,000	1,047
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 2051	975	1,027
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 2051	220	230
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Harrison Senior Tower), Series 2021, 0.25% 2024 (put 2023)	1,030	1,020
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (School of Nursing), Series 2021, 0.27% 2024 (put 2023)	330	326
County of Lehigh, General Purpose Auth., Rev. Bonds (The Good Shepherd Group), Series 2021-A, 4.00% 2023	95	100
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	350	355
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 2035	110	126
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2018-C, 0.78% 2051 (put 2023)[2]	400	400
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2026	400	447
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights Ltd.), Series 2019, 4.00% 2023	125	131
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 1.111% 2048 (put 2022)[2]	175	176
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 5.00% 2022	1,050	1,077
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2025	415	469
Capital Group Core Municipal Fund — Page 19 of 87

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2030	$260	$322
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2031	125	157
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2016-F, 5.00% 2023	1,500	1,594
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2026	1,000	1,159
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2042 (preref. 2022)	575	596
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 2029	220	274
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 2030	165	210
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 2031	295	374
		18,955
Puerto Rico 0.02%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 2030	40	49
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 2031	65	80
		129
Rhode Island 0.30%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	500	529
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 2051	1,530	1,607
Housing and Mortgage Fin. Corp., Multi Family Dev. Bonds, Series 2021-A-1, 0.45% 2040 (put 2023)	195	193
		2,329
South Carolina 1.10%
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Palmetto Terrace Apartments Project), Series 2021, 0.31% 2024 (put 2023)	460	456
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 5.00% 2028	100	120
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2013, 5.00% 2043 (preref. 2023)	1,000	1,043
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	340	356
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	90	95
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 2050	740	802
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	645	678
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	465	491
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Villages at Congaree Pointe Project), Series 2021-B, 1.25% 2025 (put 2024)	415	414
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2022	600	620
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	551
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	180	190
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 2029	520	643
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2022	350	363
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2023	125	134
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028	510	518
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028 (preref. 2022)	490	497
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2028	100	112
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2030	310	381
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2032	130	165
		8,629
South Dakota 1.01%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	550	567
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	795	825
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-B, 4.00% 2047	1,160	1,222
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	1,440	1,556
Capital Group Core Municipal Fund — Page 20 of 87

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Bonds, notes & other debt instruments (continued) South Dakota (continued)	Principal amount (000)	Value (000)
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 2049	$315	$336
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 2051	2,235	2,338
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 2051	975	1,040
		7,884
Tennessee 0.82%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	440	465
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 2042	435	461
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	425	446
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-3-A, 3.50% 2050	110	117
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 3.75% 2050	435	467
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 2050	795	854
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Bonds (Farragut Pointe Apartments Project), Series 2021, 0.65% 2026 (put 2024)	845	829
City of Knoxville, Community Dev. Corp., Collateralized Multi Family Housing Bonds (Austin 1B Apartments Project), Series 2021, 0.22% 2024 (put 2023)	155	153
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2021-A, 5.00% 2031	500	622
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Green Bonds, Series 2021-A, 5.00% 2030	145	183
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 2052 (put 2031)	1,500	1,840
		6,437
Texas 13.54%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Apartments of Las Palmas I LLC), Series 2021, 0.25% 2024 (put 2022)	65	65
Alvarado Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023	795	830
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2025	600	670
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2027	225	265
Angleton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2025	620	690
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2023	885	948
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2024	400	442
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2026	400	461
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2028	595	713
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2029	235	287
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2026	1,900	2,200
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2027	1,000	1,185
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 2029	510	627
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 2030	485	606
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2028	650	780
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2026	450	523
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2027	460	514
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2027	250	292
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2028	475	530
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2029	395	439
Arlington Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2026	325	372
City of Arlington, Permanent Improvement Bonds, Series 2021-A, 5.00% 2030	140	176
Capital Group Core Municipal Fund — Page 21 of 87

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Bridge at Turtle Creek Apartments), Series 2020, 0.42% 2040 (put 2023)	$1,000	$997
Austin Community College Dist., Maintenance Tax Notes, Series 2021, 5.00% 2030	160	203
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	740	840
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2030	110	139
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2031	335	433
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2030	375	469
Beaumont Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,500	1,720
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2031	480	574
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	115	115
Burnet Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2031	215	272
County of Cameron, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Sunland Country Apartments), Series 2021, 0.28% 2024 (put 2023)	205	203
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2027	1,000	1,177
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Mission Trail at El Camino Real Apartments), Series 2019, 2.10% 2037 (put 2022)	1,080	1,081
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 0.41% 2041 (put 2024)	3,920	3,868
Carroll Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2026	970	1,112
Carrollton-Farmers Branch Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2023	230	240
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 2030	320	392
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 2032	520	651
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2028	1,100	1,294
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.28% 2038 (put 2024)	205	201
Clifton Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 2027	1,360	1,616
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2025	500	565
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 2026	1,000	1,161
Collin County Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 2032	680	850
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	220	220
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2027	675	802
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2027	490	579
Crowley Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	1,000	1,128
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2028	310	375
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2029	400	491
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031	260	318
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 4.00% 2039	1,000	1,023
City of Dallas, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Estates at Shiloh), Series 2019, 1.25% 2037 (put 2023)	430	432
City of Dallas, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Midpark Towers), Series 2021, 0.35% 2024 (put 2023)	675	672
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	120	128
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2022	155	158
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2028	2,000	2,323
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2027	600	714
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	500	550
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 2032	185	218
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 2051 (put 2026)	1,515	1,458
Capital Group Core Municipal Fund — Page 22 of 87

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-B, 0.875% 2050 (put 2023)	$340	$337
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2030	275	344
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2031	255	325
City of Fort Worth, Water and Sewer System Rev. Ref. and Improvement Bonds, Series 2021, 5.00% 2030	1,610	2,016
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 2028	175	191
City of Galveston, Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 2025 (put 2024)	510	499
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021, 5.00% 2022	675	678
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 2028	80	96
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 2031	150	189
City of Garland, Tax and Rev. Certs. of Obligation, Series 2021, 5.00% 2024	135	146
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 0.60% 2035 (put 2026)	340	317
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 0.15% 2049 (put 2022)	555	554
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 2040 (put 2024)	185	186
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 2045 (put 2025)	330	330
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020, 5.00% 2022	1,000	1,015
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-C-2, (SIFMA Municipal Swap Index + 0.57%) 0.63% 2049 (put 2024)[2]	1,000	1,004
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-B, 5.00% 2041 (put 2024)	1,000	1,101
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2013-B, (SIFMA Municipal Swap Index + 0.90%) 0.96% 2022[2]	250	250
County of Harris, Cultural Education Facs. Fin. Corp., Medical Facs. Mortgage Rev. Ref. Bonds (Baylor College of Medicine), Series 2019-A, (3-month USD-LIBOR x 0.70 + 0.65%) 0.721% 2046 (put 2024)[2]	535	536
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 2050 (put 2025)	455	455
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 0.10% 2031[2]	125	125
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022 (escrowed to maturity)	365	378
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Corona Del Valle), Series 2021, 0.37% 2025 (put 2023)	185	183
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Oso Bay Apartments), Series 2021, 0.27% 2024 (put 2022)	345	344
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Simpson Stuart Apartments), Series 2021, 0.35% 2025 (put 2024)	630	621
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (The Park at Kirkstall), Series 2021, 0.65% 2025 (put 2024)	870	854
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 2049	1,090	1,185
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	2,275	2,392
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2050	1,240	1,346
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2051	360	386
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	850	895
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 2041 (put 2025)	255	249
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2027	500	584
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2027	550	657
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2028	225	255
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2030	25	29
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2031	$10	$12
City of Houston, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Temenos Place Apartments), Series 2021, 0.29% 2024 (put 2023)	325	321
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2027	1,050	1,225
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2028	250	296
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2022	465	466
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 5.00% 2031	115	141
Kilgore Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2026	205	234
Killeen Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	445	446
Longview Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2023	575	601
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 2032	380	479
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2022	460	466
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2024	255	277
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2027	1,750	2,050
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2021-A, 5.00% 2031	570	720
Lumberton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2029	245	301
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2051 (put 2026)	325	317
County of Midland, Public Fac. Corp., Multi Family Housing Rev. Bonds (Palladium at West Francis), Series 2020, 0.35% 2024 (put 2023)	1,000	992
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 2026	415	472
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2022	660	681
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2031	195	242
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2028	235	260
North Central Texas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Bluebonnet Ridge Apartments), Series 2021, 0.375% 2040 (put 2024)	220	216
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 2.375% 2047 (put 2022)	500	505
North East Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019-A, 4.00% 2032	215	246
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 2031	435	558
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2034	950	1,102
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 5.00% 2022	170	174
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	500	536
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	300	331
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 2030	500	428
Northside Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2027	850	1,013
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2030	175	219
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2031	105	133
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2013, 5.00% 2038 (preref. 2023)	700	731
Odessa Housing Fin. Corp., Multi Family Housing Rev. Bonds (Cove in Odessa Apartments), Series 2021, 0.37% 2024 (put 2023)	755	747
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2029	260	319
Pasadena Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2013, 5.00% 2038	1,000	1,043
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2022	1,000	1,002
Capital Group Core Municipal Fund — Page 24 of 87

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Plano Public Fac. Corp., Multi Family Housing Rev. Bonds (K Avenue Lofts), Series 2021, 0.65% 2041 (put 2024)	$1,000	$1,000
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2030	255	319
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2031	60	76
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 2.00% 2050 (put 2023)	415	422
Round Rock Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2022	600	614
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2013, 5.00% 2048 (preref. 2023)	475	496
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,159
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2048 (put 2022)	250	254
City of San Antonio, General Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2022	270	270
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2022	185	187
Sheldon Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2022	250	250
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2018-A, 5.00% 2027	1,010	1,185
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031	465	565
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Christus Health), Series 2018-A, 5.00% 2023	850	899
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-E, 5.00% 2022	1,425	1,444
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023	270	282
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2024	90	97
Transportation Commission, Highway Improvement G.O. Bonds, Series 2016-A, 5.00% 2028	200	230
County of Travis, Strategic Housing Fin. Corp., Multi Family Housing Rev. Bonds (Yager Flats), Series 2021, 0.46% 2041 (put 2025)	3,000	2,922
Trinity River Auth., Regional Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2030	235	295
Trinity River Public Fac. Corp., Multi Family Housing Rev. Bonds (Cowan Place Apartments), Series 2021, 0.28% 2024 (put 2023)	500	493
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2025	240	268
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2026	760	874
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2029	990	1,200
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 5.00% 2032	1,040	1,347
Wylie Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	1,790	2,244
		106,123
Utah 0.69%
Board of Higher Education, General Rev. Green Bonds (University of Utah), Series 2022-A, 5.00% 2033	1,750	2,243
Canyons School Dist., Local Building Auth., Lease Rev. Bonds, Series 2021, 5.00% 2029	1,000	1,238
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	135	141
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 2025	450	505
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 2026	620	714
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 4.00% 2022	335	342
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, 5.25% 2023	80	85
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2026	95	109
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2030	25	31
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2031	20	25
		5,433
Vermont 0.05%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 2048	220	232
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 2050	160	171
		403
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Bonds, notes & other debt instruments (continued) Virginia 1.70%	Principal amount (000)	Value (000)
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2031	$600	$746
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2032	215	267
County of Charles City, Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.875% 2029	1,000	1,065
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2024 (preref. 2022)	295	295
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2033 (preref. 2023)	1,865	1,936
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2034 (preref. 2023)	975	1,012
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 2029	375	443
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 2030	375	449
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Arrowbrook Apartments Project), Series 2020, 0.41% 2041 (put 2024)	1,000	987
County of Halifax, Industrial Dev. Auth., Recovery Zone Fac. Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 0.45% 2041 (put 2022)	740	740
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury Richmond), Series 2018, 5.00% 2023	575	611
City of Hopewell, Redev. And Housing Auth., Multi Family Housing Rev. Bonds (Hopewell Heights Apartments), Series 2021-A, 0.49% 2024 (put 2023)	1,100	1,088
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-A, 1.90% 2035 (put 2023)	1,000	1,014
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 5.00% 2033	660	839
City of Norfolk, G.O. Capital Improvement Bonds, Series 2019, 5.00% 2044 (preref. 2028)	780	950
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 2023	45	46
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 2024	15	16
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 2031	375	418
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2029	140	167
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2030	170	203
		13,292
Washington 2.73%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 2029	510	635
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2020-A, 5.00% 2032	195	245
City of Everett, Housing Auth., Multi Family Housing Rev. Bonds (Baker Heights Legacy), Series 2021, 0.30% 2024 (put 2023)	285	282
G.O. Bonds, Series 2012-D, 5.00% 2026 (preref. 2022)	1,000	1,000
G.O. Bonds, Series 2017-D, 5.00% 2028	1,000	1,173
G.O. Bonds, Series 2019-C, 5.00% 2031	1,000	1,224
G.O. Bonds, Series 2012-D, 5.00% 2033 (preref. 2022)	2,000	2,000
G.O. Bonds, Series 2019-A, 5.00% 2033	500	603
G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 2022	340	348
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2024	275	295
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-B, 4.00% 2042 (put 2030)	1,000	1,169
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Garten Haus Apartments Project), Series 2021, 0.37% 2024 (put 2023)	170	169
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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Housing Fin. Commission, Multi Family Housing Rev. Bonds (HopeSource III Portfolio Projects), Series 2022, 1.25% 2025 (put 2024)	$1,150	$1,151
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 2035	976	1,032
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2023[3]	1,095	1,134
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	425	446
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 2049	280	299
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 2051	450	473
Motor Vehicle Fuel Tax G.O. Bonds, Series 2021-D, 5.00% 2022	2,375	2,411
Motor Vehicle Fuel Tax G.O. Rev. Ref. Bonds, Series R-2022-B, 5.00% 2031	1,000	1,279
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 2026	460	449
City of Seattle, Housing Auth., Rev. Bonds (Lam Bow Apartments Project), Series 2021, 1.25% 2024	55	55
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.25%) 0.31% 2045 (put 2026)[2]	765	772
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 0.55% 2046 (put 2023)[2]	825	828
City of Seattle, Solid Waste System Rev. Ref. Bonds, Series 2021, 5.00% 2029	170	211
City of Seattle, Solid Waste System Rev. Ref. Bonds, Series 2021, 5.00% 2030	175	222
City of Seattle, Water System Improvement and Rev. Ref. Bonds, Series 2021, 4.00% 2033	1,230	1,478
		21,383
West Virginia 0.32%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2009-B, 2.625% 2042 (put 2022)	750	754
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 2.55% 2040 (put 2024)	500	515
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Charles Towers), Series 2021, 0.21% 2023 (put 2022)	235	234
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Parkland Place / Chapmanville Towers), Series 2021, 0.28% 2024 (put 2023)	1,000	993
		2,496
Wisconsin 2.12%
Environmental Improvement Fund Rev. Green Bonds, Series 2021-A, 5.00% 2028	705	857
Environmental Improvement Fund Rev. Green Bonds, Series 2021-A, 4.00% 2031	1,000	1,179
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	2,000	2,106
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	1,300	1,346
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 0.61% 2054 (put 2023)[2]	1,130	1,132
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2026[3]	1,910	2,134
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	940	987
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	710	747
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 2050	1,160	1,235
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 2052	410	430
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 2052	200	211
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 2045 (put 2023)	95	94
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 2050 (put 2024)	120	118
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	305
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 2026	20	22
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-C, 4.00% 2041 (put 2030)	1,680	1,964
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030	315	374
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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 5.00% 2030	$630	$786
WPPI Energy, Power Supply System Rev. Bonds, Series 2016-A, 5.00% 2026	500	574
		16,601
Wyoming 0.47%
Community Dev. Auth., Housing Rev. Bonds, Series 2019-1, 4.00% 2048	745	795
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 2050	1,570	1,645
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 2050	1,125	1,215
		3,655
Total bonds, notes & other debt instruments (cost: $645,735,000)		642,539
Short-term securities 18.62% Municipals 18.62%
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 0.11% 2048[2]	4,500	4,500
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 0.11% 2052[2]	7,000	7,000
State of Arizona, County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010, 0.17% 2029 (put 2022)[2,4]	4,000	4,000
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-B, 0.08% 2035[2]	1,000	1,000
State of California, Irvine Ranch Water Dist. Nos. 105, 140, 240 and 250, Consolidated G.O. Bonds, Series 1993, 0.08% 2033[2]	1,300	1,300
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 2023	135	133
State of California, City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2001-B-3, 0.07% 2034[2]	2,300	2,300
State of California, City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 0.08% 2049[2]	11,500	11,500
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2021, 4.00% 6/23/2022	2,000	2,029
State of California, City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2018-C-1, 0.04% 2032[2]	2,500	2,500
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2021, 4.00% 6/30/2022	2,815	2,857
State of California, Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 0.10% 2042[2]	1,000	1,000
State of Georgia, Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Charles Hight Apartments Project), Series 2019, 0.25% 8/1/2022 (put 2022)[4]	160	160
State of Georgia, Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Park Homes Apartments Project), Series 2019, 0.25% 8/1/2022 (put 2022)[4]	175	175
State of Idaho, Tax Anticipation Notes, Series 2021, 3.00% 6/30/2022	5,000	5,054
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 0.11% 2044[2]	5,450	5,450
State of Illinois, G.O. Rev. Ref. Bonds, Series 2021-C, 4.00% 3/1/2022	665	667
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 0.08% 2039[2]	5,000	5,000
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-F, 0.09% 2041[2]	6,925	6,925
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 0.11% 2041[2]	5,500	5,500
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 0.11% 3/1/2022[2]	3,345	3,345
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2009-A, 0.04% 2049[2]	5,000	5,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2010, 0.06% 2050[2]	500	500
State of Massachusetts, Housing Fin. Agcy., Single Family Housing Notes, Series 2021, 0.25% 12/1/2022	205	204
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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 0.11% 2042[2]	$4,700	$4,700
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 0.07% 2042[2]	7,435	7,435
State of Minnesota, City of Shakopee, Multi Family Housing Rev. Bonds (Shakopee Village Apartments Project), Series 2021, 0.25% 2024 (put 2022)[4]	140	140
State of Nevada, Housing Division, Single Family Mortgage Rev. Bonds, Series 2021-D, 0.25% 12/1/2022	665	662
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.11% 2041[2]	5,000	5,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2/1/2022	1,160	1,160
State of New York, New York City G.O. Bonds, Series 2013-F-3, 0.11% 2042[2]	6,165	6,165
State of New York, New York City G.O. Bonds, Series 2021-2, 0.12% 2042[2]	695	695
State of New York, New York City G.O. Bonds, Series 2021-3, 0.13% 2042[2]	530	530
State of New York, New York City G.O. Bonds, Series 2016-A-5, 0.12% 2044[2]	4,500	4,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-FF-1, 0.11% 2044[2]	2,000	2,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-EE-1, 0.11% 2045[2]	5,000	5,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 0.11% 2048[2]	2,170	2,170
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 0.11% 2049[2]	4,900	4,900
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-4, 0.11% 2041[2]	2,905	2,905
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 0.10% 2052[2]	4,900	4,900
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 0.10% 2048[2]	5,000	5,000
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 0.12% 2033[2]	1,955	1,955
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-3-B, 0.25% 7/1/2022	955	954
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 0.12% 2034[2]	405	405
State of Texas, Deer Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 0.16% 2042 (put 2022)[4]	135	135
State of Texas, Lone Star College System, Limited Tax G.O. Bonds, Series 2021-A, 5.00% 2/15/2022	70	70
State of Texas, Lone Star College System, Limited Tax G.O. Rev. Ref. Bonds, Series 2021-B, 5.00% 2/15/2022	135	135
State of Texas, North East Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.25% 2032 (put 2022)[4]	130	130
State of Texas, Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2022	355	355
State of Utah, Provo City School Dist., G.O. Rev. Ref. Bonds, Series 2021-B, 5.00% 6/15/2022	1,000	1,017
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 0.11% 2044[2]	4,800	4,800
Total short-term securities (cost: $145,933,000)		145,917
Total investment securities 100.61% (cost: $791,668,000)		788,456
Other assets less liabilities (0.61%)		(4,777)
Net assets 100.00%		$783,679
Capital Group Core Municipal Fund — Page 29 of 87

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 1/31/2022 (000)
2 Year U.S. Treasury Note Futures	Short	112	March 2022	$(24,266)	$35
5 Year U.S. Treasury Note Futures	Short	199	March 2022	(23,721)	270
10 Year Ultra U.S. Treasury Note Futures	Long	35	March 2022	4,999	3
					$308
[1]	Step bond; coupon rate may change at a later date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,547,000, which represented .45% of the net assets of the fund.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
Key to abbreviations and symbol
Agcy. = Agency	G.O. = General Obligation
AMT = Alternative Minimum Tax	IAM = Interest at Maturity
Assn. = Association	LIBOR = London Interbank Offered Rate
Auth. = Authority	LOC = Letter of Credit
Certs. = Certificates	Part. = Participation
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Assn.
Facs. = Facilities	SOFR = Secured Overnight Financing Rate
Fin. = Finance	USD/$ = U.S. dollars
Fncg. = Financing
Capital Group Core Municipal Fund — Page 30 of 87

Capital Group Short-Term Municipal FundSM
Investment portfolio
January 31, 2022
unaudited
Bonds, notes & other debt instruments 86.12% Alabama 2.34%	Principal amount (000)	Value (000)
City of Alabaster, Board of Education, Special Tax School Warrants, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2028 (preref. 2024)	$500	$550
City of Birmingham, Water Works Board, Water Rev. Bonds, Series 2013-B, 5.00% 2038 (preref. 2023)	500	520
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 2052 (put 2026)	500	550
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 2049 (put 2025)	750	815
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 2049 (put 2026)	455	501
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)	35	36
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2016-A, 5.00% 2036 (preref. 2026)	500	582
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Capstone at Kinsey Cove Project), Series 2020-A, 0.35% 2023 (put 2023)	110	109
South East Gas Supply Dist., Gas Supply Rev. Bonds (Project No. 2), Series 2018-A, 4.00% 2049 (put 2024)	490	518
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 2051 (put 2031)	145	166
		4,347
Alaska 0.15%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 2044	260	275
Arizona 1.12%
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2026	300	348
County of Coconino, Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-B, 1.65% 2039 (put 2023)	500	504
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 2022	185	187
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2026	190	217
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2023	750	801
City of Phoenix, Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2014-B, 5.00% 2024	15	17
		2,074
California 5.56%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 0.96% 2045 (put 2023)[1]	1,500	1,507
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-C, (SIFMA Municipal Swap Index + 0.45%) 0.51% 2056 (put 2026)[1]	65	65
Trustees of the California State University, Systemwide Rev. Bonds, Series 2012-A, 5.00% 2042 (preref. 2022)	795	821
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 2049 (put 2026)	100	96
East Side Union High School Dist., G.O. Bonds, 2008 Election, Series 2012-D, 5.00% 2037 (preref. 2022)	1,000	1,023
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2021-A, 3.00% 2024	45	47
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2023	30	31
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2024	15	15
G.O. Bonds, Series 2021, 5.00% 2030	160	203
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2023	420	447
G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	500	564
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2027	890	1,064
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2029	110	135
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Health Care), Series 2021-A, 3.00% 2054 (put 2025)	475	502
Capital Group Short-Term Municipal Fund — Page 31 of 87

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	$500	$516
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Museum of Art Project), Series 2021-B, 0.76% 2050 (put 2026)[1]	100	101
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 5.00% 2022	115	118
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Walnut Apartments), Series 2021-A, 0.45% 2024 (put 2023)	75	74
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2025	180	202
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Short-Term Notes, Series 2021-A, 5.00% 2022	500	515
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 2023	135	143
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 2024	310	339
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2023	400	424
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2023	20	21
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2024	5	5
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2017-A, 5.00% 2023	160	169
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Villa Del Sol Apartments), Series 2021-A-2, 0.39% 2023 (put 2023)	80	80
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)	35	35
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2028	250	285
City of Tustin, Community Facs. Dist. No. 2014-1 (Tustin Legacy / Standard Pacific), Special Tax Bonds, Series 2015-A, 5.00% 2027	200	223
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 2026	25	29
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2013-A, BAM insured, 5.00% 2042	500	531
		10,330
Colorado 0.85%
Certs. of Part., Series 2021-A, 5.00% 2025	345	393
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.383% 2039 (put 2024)[1]	40	40
Health Facs. Auth., Rev. Bonds (Sanford Health), Series 2019-A, 5.00% 2022	325	335
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 2051	210	220
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 2051	205	218
Regents of the University of Colorado, University Enterprise Rev. and Rev. Ref. Bonds, Series 2019-C, 2.00% 2054 (put 2024)	245	249
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2021-C-3-B, 2.00% 2051 (put 2026)	130	132
		1,587
Connecticut 2.13%
Town of East Hartford, Housing Auth., Multi Family Housing Rev. Bonds (Veterans Terrace Project), Series 2021, 0.25% 2023 (put 2022)	45	45
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2017-I-1, 5.00% 2022	500	509
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1999-U-1, 2.00% 2033 (put 2022)	500	500
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2003-X-2, 0.25% 2037 (put 2024)	265	260
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	750	753
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 2043	665	703
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	160	164
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	85	88
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	460	485
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 2049	125	131
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	35	35
Capital Group Short-Term Municipal Fund — Page 32 of 87

unaudited
Bonds, notes & other debt instruments (continued) Connecticut (continued)	Principal amount (000)	Value (000)
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	$85	$86
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	185	191
		3,950
Delaware 0.09%
G.O. Bonds, Series 2021, 5.00% 2031	125	161
District of Columbia 0.64%
G.O. Bonds, Series 2021-D, 5.00% 2029	100	123
G.O. Bonds, Series 2015-A, 5.00% 2032	700	784
G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 2028	155	187
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Kenilworth 166 Apartments Project), Series 2021, 1.25% 2025 (put 2024)	100	99
		1,193
Florida 3.57%
County of Brevard, Housing Fncg. Auth., Multi Family Mortgage Rev. Bonds (Tropical Manor Apartments), Series 2021, 0.25% 2023 (put 2022)	40	40
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Solaris Apartments), Series 2021-B, 0.70% 2025 (put 2024)	85	84
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	50	51
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.50% 2022	500	502
City of Daytona Beach, Housing Auth., Multi Family Housing Rev. Bonds (The WM at the River Project), Series 2021-B, 1.25% 2025 (put 2024)	150	149
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-D, 5.00% 2023	15	16
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2022-A, 5.00% 2025	298	334
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2022-A, 5.00% 2026	500	577
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (The University of Tampa Project), Series 2012-A, 5.25% 2042 (preref. 2022)	1,000	1,008
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	290	311
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 2051	50	53
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2025	280	318
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2007, 0.32% 2027 (put 2022)	550	549
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2008-B, Assured Guaranty Municipal insured, 5.25% 2022	195	201
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Jernigan Gardens), Series 2020-B, 0.35% 2023 (put 2022)	1,000	998
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Stratford Point Apartments), Series 2021-B, 0.55% 2025 (put 2024)	190	187
County of Pinellas, Housing Fin. Auth., Multi Family Mortgage Backed Bonds (Jordan Park Apartments), Series 2021-B, 0.65% 2025 (put 2024)	130	128
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2043 (preref. 2023)	110	117
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2024	100	109
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2025	75	84
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2026	100	115
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2042 (preref. 2022)	200	204
Dept. of Transportation, Federal Highway Reimbursement Rev. Bonds (Indirect GARVEEs), Series 2021-A, 5.00% 2030	250	313
Capital Group Short-Term Municipal Fund — Page 33 of 87

unaudited
Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Dept. of Transportation, Turnpike Rev. Bonds, Series 2018-A, 5.00% 2026	$92	$106
Dept. of Transportation Fncg. Corp., Rev. Bonds, Series 2020, 5.00% 2024	65	71
		6,625
Georgia 2.94%
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	800	858
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-B, 5.00% 2027	430	507
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Sylvan Hills Senior Apartments Project), Series 2020, 0.41% 2025 (put 2023)	85	84
County of Dawson, Dev. Auth., Multi Family Housing Rev. Bonds (Peaks of Dawsonville Project), Series 2021, 0.28% 2023	500	494
County of Dekalb, Housing Auth., Multi Family Housing Rev. Bonds (Columbia Village Project), Series 2021-A, 0.34% 2024 (put 2023)	35	35
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	30	31
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	405	425
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-C, 4.00% 2050 (put 2026)	500	546
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2012-A, 5.00% 2030 (preref. 2022)	870	887
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 4.00% 2027	270	301
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 2030	40	49
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 2028	35	42
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 2029	5	6
City of Sandy Springs, Public Facs. Auth., Rev. Bonds (Sandy Springs City Center Project), Series 2015, 5.00% 2047 (preref. 2026)	500	578
City of Thomaston, Housing Auth., Multi Family Housing Rev. Bonds (Eastgate Apartments Project), Series 2020-A, 0.34% 2023 (put 2022)	500	498
County of Walker, Dev. Auth., Multi Family Housing Rev. Bonds (Gateway at Rossville Project), Series 2021-B, 0.46% 2024 (put 2023)	120	119
		5,460
Idaho 0.59%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 2027	50	59
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 2050	965	1,037
		1,096
Illinois 5.56%
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	625	671
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2022	540	558
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2023	100	105
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2024	130	140
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2027 (preref. 2024)	200	219
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 2050 (put 2026)	40	46
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2023	225	236
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 0.76% 2042 (put 2026)[1]	25	25
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026	515	588
Fin. Auth., Rev. Bonds (University of Chicago), Series 2014-A, 5.00% 2023	200	213
Fin. Auth., Rev. Bonds (University of Chicago), Series 2021-A, 5.00% 2025	40	45
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2022	240	246
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2021-C, 0.80% 2026	80	77
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Concord Commons), Series 2021, 0.25% 2024 (put 2023)	595	592
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.06% 2050 (put 2025)[1]	1,000	1,024
Capital Group Short-Term Municipal Fund — Page 34 of 87

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	$695	$700
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2022	500	504
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	500	523
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2022	250	253
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	310	327
City of Springfield, Water Rev. Bonds, Series 2012, 5.00% 2037 (preref. 2022)	500	502
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2023	190	197
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2025	545	604
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	175	182
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	250	277
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 2024	200	216
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	620	689
County of Will, G.O. Bonds, Series 2016, 5.00% 2045 (preref. 2025)	500	570
		10,329
Indiana 2.16%
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-C, 5.00% 2022	40	41
Fin. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2042 (preref. 2023)	540	568
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2022	440	445
Fin. Auth., Rev. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2012, 5.00% 2030 (preref. 2022)	245	246
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2028	55	66
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-1, 5.00% 2025	155	176
City of Franklin, Econ. Dev. and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 2023	510	538
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Subordinate Credit Group), Series 2005-A-1, 4.00% 2023	15	16
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	490	526
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 2049	35	37
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 2052	65	68
City of Indianapolis, Local Public Improvement Bond Bank Bonds, Series 2021-A, 5.00% 2022	100	102
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2023	230	239
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2024	240	258
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2025	255	282
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2025	140	151
City of Kokomo, Multi Family Housing Rev. Bonds (KHA RAD I Apartments), Series 2021-A, 0.56% 2025 (put 2024)	265	262
		4,021
Kansas 0.02%
Unified Government of Wyandotte County, Board of Public Utilities, Utility System Improvement Rev. Bonds, Series 2012-B, 5.00% 2026 (preref. 2022)	35	36
Kentucky 0.68%
Housing Corp., Multi Family Housing Rev. Bonds (New Hope Properties Portfolio Project), Series 2021, 0.41% 2024 (put 2023)	485	480
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood II Rural Housing Portfolio), Series 2021, 0.37% 2024 (put 2023)	195	193
Capital Group Short-Term Municipal Fund — Page 35 of 87

unaudited
Bonds, notes & other debt instruments (continued) Kentucky (continued)	Principal amount (000)	Value (000)
Property and Buildings Commission, Commonwealth Rev. Ref. Bonds (Project No. 125), Series 2021-A, 5.00% 2022	$45	$46
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 2049 (put 2025)	320	344
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 2049 (put 2025)	55	59
County of Warren, Hospital Rev. Ref. Bonds (Bowling Green - Warren County Community Hospital Corp.), Series 2021-A, 5.00% 2022	135	136
		1,258
Louisiana 1.33%
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2041 (put 2028)	500	496
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-D-2, 0.55% 2043 (put 2022)	1,000	1,000
Housing Corp., Multi Family Housing Rev. Bonds (Hollywood Acres and Hollywood Heights Projects), Series 2019, 0.55% 2023	200	198
Housing Corp., Multi Family Housing Rev. Bonds (Mabry Place Townhomes Project), Series 2021, 0.31% 2024 (put 2023)	55	54
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2023	250	268
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop LLC Project), Series 2007-A, 1.65% 2027 (put 2023)	105	106
Parish of Tangipahoa, Hospital Service Dist. No. 1, Hospital Rev. Ref. Bonds (North Oaks Health System Project), Series 2021, 5.00% 2027	265	309
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	30	31
		2,462
Maine 0.49%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	215	225
Housing Auth., Mortgage Purchase Bonds, Series 2021-D, 3.00% 2051	455	479
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2022, 5.00% 2030	160	199
		903
Maryland 2.14%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	775	842
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-A, 4.25% 2049	70	75
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 2051	495	518
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	240	254
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	365	388
Stadium Auth., Rev. Bonds (Baltimore City Public Schools Construction and Revitalization Program), Series 2016, 5.00% 2041 (preref. 2026)	1,025	1,185
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2015, 5.00% 2023	110	115
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2022-A, 5.00% 2027	500	597
		3,974
Massachusetts 0.41%
Dev. Fin. Agcy., Multi Family Housing Rev. Bonds (Salem Heights II Preservation Associates LP Issue), Series 2021-B, 0.25% 2024 (put 2023)	50	50
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 2023	240	256
Housing Fin. Agcy., Housing Green Bonds, Series 2021-B-2, 0.75% 2025	15	15
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	20	20
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	220	228
Capital Group Short-Term Municipal Fund — Page 36 of 87

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Bonds, notes & other debt instruments (continued) Massachusetts (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	$85	$87
Water Resources Auth., General Rev. Green Bonds, Series 2021-B, 5.00% 2026	95	111
		767
Michigan 2.76%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	700	712
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2032 (preref. 2022)	45	46
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	1,290	1,337
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-1, 0.25% 2022	5	5
Grant Anticipation Rev. Ref. Bonds, Series 2016, 5.00% 2027	500	590
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2012-C, 5.00% 2026 (preref. 2022)	120	122
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2020, 0.32% 2023 (put 2022)	415	414
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 0.55% 2025	50	49
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	80	84
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	495	531
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2024	375	410
County of Monroe, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Project), Series 1992-AA, National insured, 6.95% 2022	500	518
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-C, 5.00% 2023	290	311
		5,129
Minnesota 1.18%
City of Hopkins, Multi Family Housing Rev. Bonds (Raspberry Ridge Project), Series 2021, 0.26% 2024 (put 2023)	145	144
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	350	370
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	560	604
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 2050	490	521
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 2050	445	473
City of Mahtomedi, Multi Family Housing Rev. Bonds (Lincoln Place / Vadnais Highlands Projects), Series 2021, 0.25% 2023 (put 2022)	80	80
		2,192
Mississippi 0.03%
Home Corp., Collateralized Multi Family Housing Bonds (J&A Dev. Portfolio Project I), Series 2021-1, 0.30% 2024 (put 2023)	60	60
Missouri 0.52%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	560	579
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 2050	180	191
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 2052	60	63
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 2052	50	53
County of St. Charles, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Hidden Valley Estates), Series 2021, 0.27% 2025 (put 2023)	85	84
		970
Capital Group Short-Term Municipal Fund — Page 37 of 87

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Bonds, notes & other debt instruments (continued) Montana 0.20%	Principal amount (000)	Value (000)
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	$100	$104
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 2045	120	129
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 2050	135	146
		379
Nebraska 0.59%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	205	213
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	40	40
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	415	441
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 2050	375	394
		1,088
Nevada 0.76%
County of Clark, Pollution Control Rev. Ref. Bonds (Nevada Power Co. Projects), Series 2017, 1.65% 2036 (put 2023)	645	651
Housing Division, Multi Family Housing Rev. Bonds (Southwest Village Apartments), Series 2021, 0.47% 2024 (put 2023)	50	49
Housing Division, Multi Unit Housing Rev. Bonds (Pinewood Terrace Apartments), Series 2021, 0.26% 2024 (put 2022)	75	75
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2023	600	634
		1,409
New Jersey 0.91%
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-A, 1.00% 2023	275	275
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Browns Woods Apartments Project), Series 2021-A, 1.25% 2024 (put 2023)	100	100
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	465	505
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2023	200	211
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2026	500	574
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 2028	30	34
		1,699
New Mexico 0.30%
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	380	410
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 5.00% 2039 (put 2025)	135	150
		560
New York 6.26%
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	360	391
Dormitory Auth., Health Facs. Improvement Program Lease Rev. Bonds (New York City Issue), Series 2018-1, 5.00% 2027	500	585
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2022	175	175
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 5.00% 2027	500	588
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A-2, 5.00% 2031	15	19
City of Geneva, Dev. Corp., Rev. Ref. Bonds (Hobart and William Smith Colleges Project), Series 2012, 5.00% 2032 (preref. 2022)	40	41
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-K, 0.70% 2024	85	84
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 2025	250	243
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-2, 0.65% 2056 (put 2025)	195	189
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-I-2, 0.70% 2056 (put 2025)	190	185
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 2061 (put 2027)	470	456
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.821% 2033 (put 2023)[1]	300	300
Capital Group Short-Term Municipal Fund — Page 38 of 87

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.821% 2033 (put 2023)[1]	$260	$260
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-B, 5.00% 2022	195	201
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2032 (preref. 2022)	500	518
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-2, 5.00% 2024	300	330
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2022	230	237
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-B, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 0.583% 2032 (put 2024)[1]	255	255
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-2, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.80%) 0.833% 2032 (put 2026)[1]	60	60
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2023	455	486
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2024	50	55
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	380	395
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 2045	300	314
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	480	513
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 2051	30	32
New York City G.O. Bonds, Series 2018-C, 5.00% 2023	1,000	1,062
New York City G.O. Bonds, Series 2014-I-1, 5.00% 2026	185	200
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2033	15	19
New York City G.O. Bonds, Series 2015-F-4, 5.00% 2044 (put 2025)	75	84
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2017-C-3-A, 0.20% 2022	45	45
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2016-C-2, 0.23% 2050 (put 2022)	55	55
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 2060 (put 2025)	330	324
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 2060 (put 2025)	230	226
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds, Series 2021-F-2, 0.60% 2061 (put 2025)	220	213
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-1, 5.00% 2022	10	10
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 5.00% 2023	20	21
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-F-1, 5.00% 2024	400	442
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-A-1, 5.00% 2027	500	598
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2013-I, 5.00% 2027	180	189
Public Housing Capital Fund Rev. Trust I, Trust Certs., Series 2012, 4.50% 2022[2]	32	32
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-C-1, 5.00% 2025	500	569
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2025	10	11
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (EG Mt. Vernon Preservation, LP Project), Series 2020, 0.30% 2023 (put 2022)	155	154
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Marble Hall - Tuckahoe Limited Partnership Project), Series 2021, 0.28% 2024 (put 2023)	455	452
		11,618
North Carolina 2.40%
City of Burlington, Housing Auth., Multi Family Housing Rev. Bonds (Thetford Portfolio), Series 2021, 0.30% 2024 (put 2022)	325	324
City of Durham, Housing Auth., Multi Family Housing Rev. Bonds (JJ Henderson Apartments Project), Series 2020, 0.30% 2024 (put 2023)	20	20
City of Goldsboro, Multi Family Housing Rev. Bonds (Grand at Day Point), Series 2021, 0.28% 2024 (put 2023)	105	104
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-B, 5.00% 2050 (put 2024)	980	1,085
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 2051	1,000	1,051
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	205	217
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 2050	75	81
Capital Group Short-Term Municipal Fund — Page 39 of 87

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Bonds, notes & other debt instruments (continued) North Carolina (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 2050	$70	$75
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Winds Crest Senior Living, LP), Series 2021, 0.36% 2024 (put 2023)	105	104
City of Sanford, Housing Auth., Multi Family Housing Rev. Bonds (Matthews Garden Gilmore), Series 2020, 0.30% 2023 (put 2022)	750	749
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 0.468% 2041 (put 2022)[1]	440	440
City of Winston-Salem, Water and Sewer System Rev. Ref. Bonds, Series 2020-A, 5.00% 2022	200	203
		4,453
North Dakota 0.41%
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	110	115
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	310	320
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	200	208
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 2052	120	126
		769
Ohio 2.28%
City of Dayton, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Southern Montgomery Apartments Project), Series 2021-A, 0.32% 2024 (put 2023)	200	198
G.O. Conservation Projects Bonds, Series 2019-A, 2.00% 2022	20	20
G.O. Infrastructure Improvement Bonds, Series 2021-A, 5.00% 2030	125	157
G.O. Infrastructure Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	600	623
County of Geauga, Rev. Bonds (South Franklin Circle Project), Series 2012-A, 8.00% 2047 (preref. 2022)[3]	880	955
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 2023	10	10
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2024	310	334
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Chevybrook Estates Apartments Project), Series 2021, 0.35% 2024 (put 2023)	50	50
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Glen Meadows Apartments Project), Series 2021-A, 0.40% 2024 (put 2023)	80	79
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Pinzone Tower Apartments Project), Series 2021, 0.28% 2023 (put 2022)	190	189
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048	70	74
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	185	200
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 2050	135	145
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 2051	225	239
Madison Local School Dist., School Improvement Rev. Ref. Bonds, Series 2014, 5.25% 2037 (preref. 2022)	530	538
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2029	30	37
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2032	160	204
Turnpike and Infrastructure Commission, Rev. Bonds, Series 2013-A-1, 5.00% 2025	125	131
Water Dev. Auth., Water Dev. Rev. Bonds, Series 2013-A, 5.00% 2023	25	26
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2019-A, 5.00% 2029	15	19
		4,228
Capital Group Short-Term Municipal Fund — Page 40 of 87

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Bonds, notes & other debt instruments (continued) Oklahoma 0.51%	Principal amount (000)	Value (000)
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 2023	$145	$154
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	15	15
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 2024	275	302
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 2025	420	476
		947
Oregon 0.23%
G.O. Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 2051	245	258
Housing and Community Services Dept., Housing Dev. Rev. Bonds (The Susan Emmons Apartments Project), Series 2021-S-2, 0.38% 2024 (put 2023)	115	113
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Westwind Apartments Project), Series 2021-H, 0.25% 2024 (put 2023)	50	50
		421
Pennsylvania 2.04%
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 5.00% 2022	300	306
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.383% 2030 (put 2025)[1]	50	50
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.383% 2031 (put 2025)[1]	70	70
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.383% 2032 (put 2025)[1]	55	55
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2032 (preref. 2023)	20	21
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2034 (preref. 2023)	20	21
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	220	231
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 2050	355	372
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 2051	190	200
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Harrison Senior Tower), Series 2021, 0.25% 2024 (put 2023)	760	753
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (School of Nursing), Series 2021, 0.27% 2024 (put 2023)	85	84
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	775	787
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2027	190	223
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 2022	95	98
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2042 (preref. 2022)	275	285
Wilkes-Barre Area School Dist., G.O. Bonds, Series 2019, BAM insured, 5.00% 2023	225	236
		3,792
Rhode Island 0.09%
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	165	168
South Carolina 0.93%
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Palmetto Terrace Apartments Project), Series 2021, 0.31% 2024 (put 2023)	130	129
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	215	231
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 2050	155	168
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	80	84
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	205	217
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Villages at Congaree Pointe Project), Series 2021-B, 1.25% 2025 (put 2024)	100	100
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	55	58
Capital Group Short-Term Municipal Fund — Page 41 of 87

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Bonds, notes & other debt instruments (continued) South Carolina (continued)	Principal amount (000)	Value (000)
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2025	$120	$133
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2028	35	39
Town of Southold, Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2022	400	414
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2028	135	160
		1,733
South Dakota 0.42%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	95	98
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	375	405
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 2051	260	272
		775
Tennessee 1.50%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	190	201
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	515	538
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	220	229
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 3.75% 2050	265	285
City of Knoxville, Community Dev. Corp., Collateralized Multi Family Housing Bonds (Austin 1B Apartments Project), Series 2021, 0.22% 2024 (put 2023)	40	39
City of Memphis, Health, Educational and Housing Facs. Board, Collateralized Multi Family Housing Bonds (Tillman Cove Apartments), Series 2020, 0.55% 2024 (put 2024)	590	581
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2021-A, 5.00% 2031	250	311
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2013, 5.00% 2025 (preref. 2023)	85	90
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2017-A, 4.00% 2048 (put 2023)	500	515
		2,789
Texas 19.76%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Apartments of Las Palmas I LLC), Series 2021, 0.25% 2024 (put 2022)	15	15
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2022	625	626
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2022	645	668
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 2025	15	16
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 2026	15	17
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2016-A, 5.00% 2024	310	335
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2026	560	648
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2022	350	358
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2025	800	900
Arlington Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2022	405	406
City of Arlington, Water and Wastewater System Rev. Bonds, Series 2021, 5.00% 2023	165	174
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Bridge at Turtle Creek Apartments), Series 2020, 0.42% 2040 (put 2023)	215	214
Austin Community College Dist., Maintenance Tax Notes, Series 2021, 5.00% 2022	100	102
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2020-C, 5.00% 2025	510	581
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2029	95	118
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2030	70	88
County of Bexar, Combination Tax and Rev. Certs. of Obligation, Series 2013-B, 5.00% 2033 (preref. 2023)	105	111
Capital Group Short-Term Municipal Fund — Page 42 of 87

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Brazosport Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2022	$1,000	$1,002
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	70	70
Brownsville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-A, 3.00% 2026	500	538
County of Cameron, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Sunland Country Apartments), Series 2021, 0.28% 2024 (put 2023)	50	49
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	165	165
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 0.41% 2041 (put 2024)	460	454
Carrollton-Farmers Branch Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2023	135	141
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.28% 2038 (put 2024)	100	98
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	50	50
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2013, 5.00% 2025 (preref. 2023)	600	627
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2014-C, 5.00% 2027	500	540
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-2, 0.28% 2040 (put 2024)	210	204
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2014-E, 5.00% 2023	370	381
City of Dallas, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Midpark Towers), Series 2021, 0.35% 2024 (put 2023)	180	179
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	15	16
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	400	443
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 2024	400	439
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2026	335	388
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2022	155	158
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	400	440
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 5.00% 2028	120	144
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2024	130	143
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 2051 (put 2026)	500	481
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 1.95% 2049 (put 2022)[3]	420	423
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 2030	50	55
City of Galveston, Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 2025 (put 2024)	150	147
Garland Independent School Dist., Unlimited Tax School Building Bonds, Series 2016, 5.00% 2030	400	444
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 0.15% 2049 (put 2022)	140	140
Grand Prairie Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.25% 2024	525	570
Hallsville Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2025	515	575
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 2040 (put 2024)	50	50
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 2045 (put 2025)	100	100
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-A, 5.00% 2026	275	320
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-C-1, (SIFMA Municipal Swap Index + 0.42%) 0.48% 2049 (put 2022)[1]	375	375
County of Harris, Cultural Education Facs. Fin. Corp., Medical Facs. Mortgage Rev. Ref. Bonds (Baylor College of Medicine), Series 2019-A, (3-month USD-LIBOR x 0.70 + 0.65%) 0.721% 2046 (put 2024)[1]	130	130
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 2050 (put 2025)	130	130
Capital Group Short-Term Municipal Fund — Page 43 of 87

unaudited
Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 0.10% 2031[1]	$125	$125
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022 (escrowed to maturity)	110	114
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2024	150	165
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Corona Del Valle), Series 2021, 0.37% 2025 (put 2023)	50	50
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Oso Bay Apartments), Series 2021, 0.27% 2024 (put 2022)	100	100
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Simpson Stuart Apartments), Series 2021, 0.35% 2025 (put 2024)	165	163
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (The Park at Kirkstall), Series 2021, 0.65% 2025 (put 2024)	325	319
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	310	326
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	370	399
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2050	395	429
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2051	125	134
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	135	142
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 2041 (put 2025)	100	98
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2028 (preref. 2022)	870	887
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 2.00% 2024	615	630
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2022	10	10
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2023	15	16
City of Houston, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Temenos Place Apartments), Series 2021, 0.29% 2024 (put 2023)	85	84
Humble Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-B, 5.00% 2022	1,000	1,002
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2022	100	100
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2027 (preref. 2025)	470	524
Killeen Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	95	95
Longview Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2022	180	180
Longview Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2024	500	540
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 2032	55	69
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2025	1,000	1,118
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2021-A, 5.00% 2031	60	76
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2051 (put 2026)	90	88
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 2026	150	171
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2022	10	10
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2025	120	133
North Central Texas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Bluebonnet Ridge Apartments), Series 2021, 0.375% 2040 (put 2024)	85	83
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 5.00% 2022	45	46
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2024	395	425
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2024 (escrowed to maturity)	190	204
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	1,500	1,609
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 0.70% 2050 (put 2025)	1,000	974
Odessa Housing Fin. Corp., Multi Family Housing Rev. Bonds (Cove in Odessa Apartments), Series 2021, 0.37% 2024 (put 2023)	230	228
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	125	125
Capital Group Short-Term Municipal Fund — Page 44 of 87

unaudited
Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Pasadena Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2013, 5.00% 2038	$500	$521
Plainview Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 5.00% 2022	500	501
Plano Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2023	135	141
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2030	50	63
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 2.00% 2050 (put 2023)	960	977
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2024	200	216
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2025	250	278
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2026	260	298
Round Rock Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2022	300	307
San Angelo Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2030 (preref. 2024)	1,110	1,198
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 2045 (put 2026)	230	226
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2013, 5.00% 2048 (preref. 2023)	140	146
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2026	330	377
City of San Antonio, General Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2022	70	70
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023	80	84
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2024	30	32
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 0.65% 2041 (put 2026)	500	481
Transportation Commission, G.O. Mobility Fund Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	550	596
County of Travis, Strategic Housing Fin. Corp., Multi Family Housing Rev. Bonds (Yager Flats), Series 2021, 0.46% 2041 (put 2025)	770	750
Trinity River Auth., Regional Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2029	160	198
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 2022	550	555
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-B, 5.00% 2023	45	47
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 5.00% 2027	555	657
		36,696
Utah 0.45%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	170	178
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 2024	275	300
County of Salt Lake, Board of Education, G.O. Rev. Ref. Bonds (Utah School Bond Guaranty Act), Series 2021, 5.00% 2024	250	273
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, 5.25% 2023	15	16
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2024	65	71
		838
Vermont 0.02%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 2050	40	43
Virginia 1.56%
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2025	130	146
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2033 (preref. 2023)	450	467
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2034 (preref. 2023)	235	244
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-A, 5.00% 2023 (preref. 2022)	555	558
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Arrowbrook Apartments Project), Series 2020, 0.41% 2041 (put 2024)	500	494
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Oakwood North Four Project), Series 2021, 0.41% 2025 (put 2024)	570	561
Capital Group Short-Term Municipal Fund — Page 45 of 87

unaudited
Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
County of Halifax, Industrial Dev. Auth., Recovery Zone Fac. Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 0.45% 2041 (put 2022)	$225	$225
City of Hopewell, Redev. And Housing Auth., Multi Family Housing Rev. Bonds (Hopewell Heights Apartments), Series 2021-A, 0.49% 2024 (put 2023)	85	84
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 5.00% 2029	95	115
		2,894
Washington 3.26%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 2028	65	80
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2018-C, 5.00% 2023	1,000	1,060
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2018-C, 5.00% 2026	500	579
City of Everett, Housing Auth., Multi Family Housing Rev. Bonds (Baker Heights Legacy), Series 2021, 0.30% 2024 (put 2023)	80	79
G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 2022	25	26
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-B, 4.00% 2042 (put 2030)	250	292
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Garten Haus Apartments Project), Series 2021, 0.37% 2024 (put 2023)	45	45
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	260	273
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 2049	835	891
Housing Fin. Commission, Single Family Program Bonds, Series 2020-2-N, 3.00% 2050	1,080	1,132
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 4.00% 2050	705	761
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 2051	30	32
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 2026	70	68
City of Seattle, Housing Auth., Rev. Bonds (Lam Bow Apartments Project), Series 2021, 1.25% 2024	15	15
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.25%) 0.31% 2045 (put 2026)[1]	115	116
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 0.55% 2046 (put 2023)[1]	325	326
University of Washington, General Rev. Ref. Bonds, Series 2020-C, 5.00% 2025	250	280
		6,055
West Virginia 0.51%
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Charles Towers), Series 2021, 0.21% 2023 (put 2022)	75	75
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Parkland Place / Chapmanville Towers), Series 2021, 0.28% 2024 (put 2023)	875	868
		943
Wisconsin 2.97%
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	1,000	1,012
G.O. Bonds, Series 2014-B, 5.00% 2030 (preref. 2022)	795	804
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 0.61% 2054 (put 2023)[1]	340	341
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2026[2]	660	737
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012, 5.00% 2022 (escrowed to maturity)	655	671
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care, Inc.), Series 2012-C, 5.00% 2027 (preref. 2022)	210	215
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	210	221
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 2050	355	378
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 2052	30	31
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 2045 (put 2023)	25	25
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 2050 (put 2024)	35	34
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-C, 0.81% 2052 (put 2025)	110	108
Capital Group Short-Term Municipal Fund — Page 46 of 87

unaudited
Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	$300	$305
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-C, 4.00% 2041 (put 2030)	115	134
Transportation Rev. Bonds, Series 2012-1, 5.00% 2024 (preref. 2022)	500	509
		5,525
Wyoming 0.50%
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 2050	705	738
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 2050	170	184
		922
Total bonds, notes & other debt instruments (cost: $160,702,000)		159,943
Short-term securities 14.05% Municipals 14.05%
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 0.11% 2048[1]	5,500	5,500
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 2023	45	44
State of California, City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 0.08% 2049[1]	1,000	1,000
State of California, City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2018-C-1, 0.04% 2032[1]	2,500	2,500
State of Georgia, Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Charles Hight Apartments Project), Series 2019, 0.25% 8/1/2022 (put 2022)[4]	40	40
State of Georgia, Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Park Homes Apartments Project), Series 2019, 0.25% 8/1/2022 (put 2022)[4]	45	45
State of Idaho, Tax Anticipation Notes, Series 2021, 3.00% 6/30/2022	3,000	3,033
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 0.11% 2041[1]	2,325	2,325
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 0.11% 2043[1]	4,000	4,000
State of Massachusetts, Housing Fin. Agcy., Single Family Housing Notes, Series 2021, 0.25% 12/1/2022	50	50
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 0.07% 2042[1]	1,000	1,000
State of Minnesota, City of Shakopee, Multi Family Housing Rev. Bonds (Shakopee Village Apartments Project), Series 2021, 0.25% 2024 (put 2022)[4]	35	35
State of Nevada, Housing Division, Single Family Mortgage Rev. Bonds, Series 2021-D, 0.25% 12/1/2022	160	159
State of New York, Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 0.09% 2039[1]	2,100	2,100
State of New York, New York City G.O. Bonds, Series 2021-2, 0.12% 2042[1]	205	205
State of New York, New York City G.O. Bonds, Series 2021-3, 0.13% 2042[1]	155	155
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 0.10% 2039[1]	1,500	1,500
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 0.10% 2052[1]	1,290	1,290
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 0.10% 2048[1]	700	700
State of Texas, Deer Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 0.16% 2042 (put 2022)[4]	225	225
State of Texas, Lone Star College System, Limited Tax G.O. Bonds, Series 2021-A, 5.00% 2/15/2022	20	20
State of Texas, Lone Star College System, Limited Tax G.O. Rev. Ref. Bonds, Series 2021-B, 5.00% 2/15/2022	35	35
Capital Group Short-Term Municipal Fund — Page 47 of 87

unaudited
Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of Texas, North East Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.25% 2032 (put 2022)[4]	$35	$35
State of Texas, Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2022	95	95
Total short-term securities (cost: $26,095,000)		26,091
Total investment securities 100.17% (cost: $186,797,000)		186,034
Other assets less liabilities (0.17%)		(313)
Net assets 100.00%		$185,721
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 1/31/2022 (000)
2 Year U.S. Treasury Note Futures	Short	23	March 2022	$(4,983)	$6
5 Year U.S. Treasury Note Futures	Short	23	March 2022	(2,742)	16
10 Year Ultra U.S. Treasury Note Futures	Long	8	March 2022	1,143	8
					$30
[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $769,000, which represented .41% of the net assets of the fund.
[3]	Step bond; coupon rate may change at a later date.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
Key to abbreviations and symbol
Agcy. = Agency	G.O. = General Obligation
AMT = Alternative Minimum Tax	IAM = Interest at Maturity
Assn. = Association	LIBOR = London Interbank Offered Rate
Auth. = Authority	LOC = Letter of Credit
Certs. = Certificates	Part. = Participation
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Assn.
Facs. = Facilities	SOFR = Secured Overnight Financing Rate
Fin. = Finance	USD/$ = U.S. dollars
Fncg. = Financing
Capital Group Short-Term Municipal Fund — Page 48 of 87

Capital Group California Core Municipal FundSM
Investment portfolio
January 31, 2022
unaudited
Bonds, notes & other debt instruments 85.40% California 84.83%	Principal amount (000)	Value (000)
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	$975	$1,003
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2024	600	660
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	500	566
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2027	630	716
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Capital Appreciation Bonds, Series 1997-C, Assured Guaranty Municipal insured, 0% 2022	2,000	1,993
Antelope Valley Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015, 0% 2035 (preref. 2025)	2,300	1,422
Antelope Valley Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015, 0% 2036 (preref. 2025)	2,800	1,655
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2013, 5.00% 2022	1,000	1,029
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2013, 5.00% 2023	500	533
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2023	370	393
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2024	395	434
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2025	510	560
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 1.31% 2036 (put 2027)[1]	1,000	1,043
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2013-S-4, 5.00% 2043 (preref. 2023)	1,000	1,050
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 1.16% 2045 (put 2024)[1]	4,275	4,337
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-G, 2.00% 2053 (put 2024)	4,525	4,588
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 0.36% 2056 (put 2027)[1]	3,895	3,897
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-A, 2.00% 2056 (put 2028)	3,000	3,058
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2024	1,200	1,301
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2027 (preref. 2022)	2,965	2,988
Bay Area Water Supply and Conservation Agcy., Rev. Bonds, Series 2013-A, 5.00% 2023	500	525
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	500	580
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 5.00% 2022	1,305	1,352
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 2026	600	694
Trustees of the California State University, Systemwide Rev. Bonds, Series 2015-A, 5.00% 2024	500	553
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 2049 (put 2026)	4,480	4,299
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	2,500	2,598
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.55% 2023	350	354
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2022	200	203
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2023	225	234
Capital Group California Core Municipal Fund — Page 49 of 87

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2024	$260	$284
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2025	620	675
Cerritos Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2012-D, 0% 2027	830	757
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2027	465	502
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2028	480	521
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2029	500	547
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2030	520	574
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2031	540	601
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2022	450	462
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	665	728
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2024	465	508
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2026	780	899
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2027	430	507
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2028	355	426
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2029	225	275
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 2030	60	74
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,355	1,388
Clovis Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 2030	1,000	833
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2052 (put 2031)	2,750	3,163
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026 (preref. 2024)	1,290	1,411
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2029 (preref. 2025)	1,000	1,131
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2033	1,000	736
City of Concord, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	825	861
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2026	400	439
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 2027	885	1,031
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 2028	930	1,102
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 2029	675	815
Desert Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2032 (preref. 2026)	1,885	2,162
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 3.00% 2023	205	210
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 3.00% 2025	265	274
East Bay Municipal Utility Dist., Water System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,550	3,987
East Side Union High School Dist., G.O. Bonds, 2008 Election, Series 2012-D, 5.00% 2037 (preref. 2022)	500	511
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 2.75% 2028	535	577
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2021-A, 4.00% 2029	1,210	1,425
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2021-A, 5.00% 2028	1,375	1,666
Educational Facs. Auth., Rev. Ref. Bonds (Stanford University), Series 2009-T-5, 5.00% 2023	1,290	1,353
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	530	582
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2027	500	548
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,095
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	855	878
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2025	580	648
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 2029	570	667
Capital Group California Core Municipal Fund — Page 50 of 87

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	$835	$860
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2024	1,000	1,088
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2004-B, National insured, 0% 2026	1,000	927
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2023	535	565
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 2026	100	109
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 2027	120	132
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2027	625	702
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2029	390	446
G.O. Bonds, Series 2021, 5.00% 2031	85	97
G.O. Bonds, Series 2021, 5.00% 2032	70	80
G.O. Bonds, Series 2021, 5.00% 2034	70	80
G.O. Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.25% 2032	3,125	4,117
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2027	745	877
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2028	2,000	2,432
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2029	4,000	4,767
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2029	3,000	3,725
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2029	1,500	1,869
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2029	1,000	1,244
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2031	2,500	3,229
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2035	2,000	2,477
City of Garden Grove, Successor Agcy. to the Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 2022	400	411
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 5.00% 2024	425	470
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022 (escrowed to maturity)	3,000	3,045
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A-1, 5.00% 2022	1,730	1,756
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 2024 (escrowed to maturity)	2,000	1,948
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026 (escrowed to maturity)	2,785	2,624
Greenfield Elementary School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2007-A, Assured Guaranty Municipal insured, 0% 2029	1,270	1,080
City of Grossmont, Healthcare Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2007-A, AMBAC insured, 0% 2032	1,500	1,179
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2024	250	275
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2023	910	952
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024	1,105	1,156
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2016-A, 5.00% 2023	650	692
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2025	1,000	1,112
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-B, 5.00% 2029 (put 2022)	1,025	1,059
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-D, 5.00% 2032 (put 2022)	2,675	2,763
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2025	400	438
Health Facs. Fncg. Auth., Rev. Bonds (PIH Health), Series 2020-A, 5.00% 2030	1,900	2,364
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2019-B, 5.00% 2039 (put 2027)	2,135	2,522
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Health Care), Series 2021-A, 3.00% 2054 (put 2025)	4,430	4,680
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2024	3,000	3,319
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026 (preref. 2025)	300	341
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2041 (preref. 2025)	680	773
Capital Group California Core Municipal Fund — Page 51 of 87

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2013-A, 5.00% 2052 (preref. 2023)	$1,665	$1,770
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	6,985	7,214
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2025	1,270	1,380
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 2026	830	935
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2022	175	181
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2023	135	144
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2024	1,000	1,108
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2026	1,750	2,051
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Bonds, Series 2015, 5.00% 2026	600	659
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2023	885	940
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 2036	1,257	1,343
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2025	100	113
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2026	125	145
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2027	110	130
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2028	375	452
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2029	140	168
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2030	340	409
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 1.26% 2037 (put 2022)[1]	1,000	1,001
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2027	650	764
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.25% 2022	700	711
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2022	400	408
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2024	725	771
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.375% 2023	850	884
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2022	225	230
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2023	200	213
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2024	210	231
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2025	250	283
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM insured, 4.00% 2025	500	545
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, 4.00% 2028	500	572
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM insured, 4.00% 2030	1,265	1,488
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2027	140	166
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2028	350	423
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2030	215	263
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2023	500	531
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2029	710	775
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 5.00% 2023	750	796
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2027	1,615	1,819
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2029	335	389
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2031	375	446
Capital Group California Core Municipal Fund — Page 52 of 87

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Kern Community College Dist., Safety Repair and Improvement G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006, FSA insured, 0% 2022	$1,500	$1,492
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2029	1,600	1,796
La Habra School Dist., G.O. Bonds, Capital Appreciation Bonds, 2000 Election, Series 2002-A, FSA insured, 0% 2026	1,010	932
Lakeside Union School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2029	1,785	2,069
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2002, Special Tax Bonds, Series 2017, 4.00% 2022	680	692
City of Lodi, Public Fin. Auth., Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2024	260	285
Long Beach Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008-A, Assured Guaranty Municipal insured, 0% 2027	3,865	3,521
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2023	690	733
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-B, 5.00% 2031	420	532
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-B, 5.00% 2034	1,025	1,292
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-E, 5.00% 2039	1,130	1,360
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2019-C, 5.00% 2025	2,000	2,238
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-B, 3.00% 2022	3,000	3,032
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2017-C, 5.00% 2022	575	586
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2013-A, 5.00% 2022	515	525
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2024	535	585
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-B, 5.00% 2025	1,875	2,108
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2025	500	563
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-B, 5.00% 2026	2,000	2,311
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-D, 5.00% 2027	1,100	1,306
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 2030	775	980
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 2033	3,500	4,496
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 2028	650	791
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2013-A, 2.00% 2023	1,110	1,125
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Cantamar Villas), Series 2021-D-1, 0.30% 2025 (put 2024)	1,295	1,272
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Sunny Garden Apartments), Series 2021-C-1, 0.20% 2024 (put 2023)	3,175	3,161
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2021-A, 5.00% 2030	6,410	8,163
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (South Gate Project No. 1), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,190	1,219
Los Angeles Community College Dist., G.O. Bonds, 2008 Election, Series 2008-G, 4.00% 2039 (preref. 2024)	3,350	3,591
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 5.00% 2032	1,115	1,407
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-C, 5.00% 2023	520	551
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	5,000	5,931
Madera Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006, Assured Guaranty Municipal insured, 0% 2029	585	506
Manhattan Beach Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 1999-C, FGIC-National insured, 0% 2024	3,875	3,701
Manteca Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006, MBIA insured, 0% 2027	560	507
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 2028	275	300
Capital Group California Core Municipal Fund — Page 53 of 87

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2022	$500	$515
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028	250	282
Merced Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-C, 0% 2033	615	470
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,545	1,711
Mountain View School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2023	1,290	1,351
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 4.00% 2026	200	210
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Walnut Apartments), Series 2021-A, 0.45% 2024 (put 2023)	2,935	2,901
Municipal Fin. Auth., Rev. Bonds (California Institute of the Arts), Series 2021, 4.00% 2033	250	284
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2026	300	346
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2027	800	935
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2028	750	896
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2029	825	1,006
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 2024	300	330
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2023	750	791
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2013, 5.00% 2022	470	483
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2026	335	386
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2022	885	914
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2025	500	568
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2028	750	828
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2029	1,085	1,191
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2035	1,000	1,085
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2019, BAM insured, 5.00% 2027	530	622
Murrieta Valley Unified School Dist., G.O. Bonds, 2014 Election, Series 2020, 4.00% 2023	335	351
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2023	2,530	2,677
Northern California Energy Auth., Commodity Supply Rev. Bonds, Series 2018, 4.00% 2049 (put 2024)	4,500	4,780
Oak Park Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2009-B, Assured Guaranty Municipal insured, 0% 2029	605	516
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 2026	1,325	1,536
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,190
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2034	1,000	1,126
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	2,000	2,046
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2022	915	936
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2024	1,310	1,437
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2025	3,000	3,389
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty insured, 5.00% 2026	1,125	1,272
Ohlone Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2023 (preref. 2022)	550	562
County of Orange, Airport Private Activity Rev. Ref. Bonds, Series 2019-B, 5.00% 2025	1,065	1,196
County of Orange, Airport Private Activity Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	1,000	1,123
County of Orange, Airport Rev. Ref. Bonds, Series 2019-A, 5.00% 2022	1,000	1,019
County of Orange, Community Facs. Dist. No. 2016-1 (Village of Esencia), Special Tax Bonds, Series 2016-A, 5.00% 2026	570	646
County of Orange, Sanitation Dist., Wastewater Rev. Ref. Obligations, Series 2021-A, 5.00% 2032	1,500	1,934
Capital Group California Core Municipal Fund — Page 54 of 87

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of Orange, Transportation Auth., Bond Anticipation Notes (I-405 Improvement Project), Series 2021, 5.00% 2024	$2,000	$2,204
County of Orange, Water Dist. Rev. Certs. of Part. (Interim Obligations), Series 2019-A, 2.00% 2023	2,725	2,759
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	250	272
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2022	700	711
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2024	450	489
Oxnard Unified School Dist., G.O. Bonds, 2012 Election, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2037 (preref. 2022)	500	511
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	630	716
Paramount Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 2025	3,000	2,847
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2026	250	288
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2027	200	236
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2029	400	490
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2028	285	343
Peralta Community College Dist., G.O. Rev. Ref. Bonds, Series 2014-A, 5.00% 2025	2,680	2,929
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA No. 4 and No. 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 4.00% 2022	915	931
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2024	1,000	1,087
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2028	185	215
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2029	200	235
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2030	215	252
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2031	350	408
Pleasant Valley School Dist., G.O. Bonds, 2018 Election, Series A, 5.00% 2029 (preref. 2026)	645	750
Pollution Control Fncg. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 0.60% 2040 (put 2023)	3,270	3,237
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2022	440	449
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2022	850	870
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2022	500	513
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2023	885	942
Public Fin. Auth., Electric System Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2023	730	776
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2022	1,115	1,142
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2029	1,000	1,200
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, Assured Guaranty Municipal insured, 5.00% 2023	500	532
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2028	450	495
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2029	500	556
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2031	520	588
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, Various State Prisons), Series 2019-D, 5.00% 2028	1,000	1,215
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 5.00% 2032	2,440	3,123
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 5.00% 2034	1,000	1,277
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023	790	834
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2024	1,650	1,821
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2028	5,005	6,034
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-D, 5.00% 2028	5,000	5,798
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2028	1,415	1,676
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2032	1,000	1,294
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	600	657
Capital Group California Core Municipal Fund — Page 55 of 87

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	$300	$328
City of Redding, Joint Powers Fin. Auth., Electric System Rev. Bonds, Series 2015-A, 5.00% 2024	15	16
Rialto Unified School Dist., G.O. Bonds, 2010 Election, Series 2019, 3.00% 2026	600	647
Rialto Unified School Dist., G.O. Bonds, 2010 Election, Series 2019, 3.00% 2027	750	818
City of Richmond, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	200	218
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2032	240	273
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2022	400	410
Rio Hondo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-C, 0% 2033	660	515
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2023	1,075	1,146
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Hemet Project), Series 2014, BAM insured, 5.00% 2023	500	531
Riverside Community Properties Dev., Inc., Lease Rev. Bonds (Riverside County Law Building Project), Series 2013, 6.00% 2038 (preref. 2023)	2,585	2,808
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2025	350	388
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2026	400	445
Riverside Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 2029	850	962
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	1,000	1,089
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	770	817
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 2027	1,015	1,195
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 2030	200	240
Sacramento Unified School Dist., G.O. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,087
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2027	585	664
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2017-E, 5.00% 2027	555	655
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2028	610	701
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2029	635	737
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.25% 2024	1,300	1,324
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022 (escrowed to maturity)	1,500	1,533
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2027	635	720
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2028	880	1,012
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2029	430	502
City of San Diego, Limited Obligation Rev. Bonds (Sanford Burnham Prebys Medical Discovery Institute Project), Series 2015-A, 5.00% 2022	200	207
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 2030	200	254
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 2031	150	190
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 5.00% 2029	500	623
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 2026	255	279
County of San Diego, Grossmont Healthcare Dist., G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 2030	500	634
County of San Diego, Grossmont Healthcare Dist., G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 2031	625	807
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	400	471
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2028	320	385
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2029	585	717
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2023 (escrowed to maturity)	245	260
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2022	3,990	4,066
Capital Group California Core Municipal Fund — Page 56 of 87

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, 5.00% 2028	$1,000	$1,202
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	1,000	1,225
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2031	1,405	1,754
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2021-B, 5.00% 2029	320	396
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 5.00% 2028	850	1,031
County of San Diego, Water Auth. Rev. Ref. Bonds, Series 2013-A, 5.00% 2031 (preref. 2022)	900	930
County of San Diego, Water Auth. Rev. Ref. Green Bonds, Series 2021-A, 5.00% 2028	1,000	1,218
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 2028	1,285	1,556
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 2031	3,000	3,319
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2015-R-4, 5.00% 2026	1,000	1,127
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2015-R-4, 5.00% 2027	3,000	3,377
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-D-2, 5.00% 2024	1,000	1,087
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-B-2, 5.00% 2027	4,000	4,722
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-B-2, 5.00% 2031	2,780	3,522
City and County of San Francisco, G.O. Bonds (Earthquake Safety and Emergency Response), Series 2021-E-1, 5.00% 2028	1,450	1,771
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	305	312
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Bonds, 2016 Election, Series 2020-C-1, 5.00% 2027	1,500	1,795
San Francisco Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2023	2,510	2,656
San Francisco Community College Dist., G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2027	1,525	1,809
San Francisco Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, 4.00% 2022	1,000	1,013
San Francisco Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, 4.00% 2029	1,000	1,151
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2022	25	26
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2023	40	42
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2024	65	71
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2025	90	100
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2026	155	177
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1997-A, National insured, 0% 2025	285	273
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 2029	500	609
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 2030	250	310
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-B, 5.00% 2032	1,250	1,576
City of San Jose, Fin. Auth., Lease Rev. Ref. Bonds (Civic Center Project), Series 2013-A, 5.00% 2030 (preref. 2023)	1,625	1,715
City of San Jose, G.O. Bonds (Disaster Preparedness, Public Safety and Infrastructure), Series 2021-A, 5.00% 2030	2,250	2,875
San Jose Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2006-C, National insured, 0% 2025	795	760
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	500	511
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2023	375	399
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	549
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 2024	1,000	1,098
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2022	310	317
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2024	530	577
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2025	375	407
Capital Group California Core Municipal Fund — Page 57 of 87

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Malibu Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2024	$1,235	$1,326
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Malibu Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2025	345	379
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Santa Monica Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2025	405	445
Santa Rosa High School Dist., G.O. Bonds, 2014 Election, Series 2021-E, BAM insured, 4.00% 2027	500	570
Santa Rosa High School Dist., G.O. Bonds, 2014 Election, Series 2021-E, BAM insured, 4.00% 2029	500	587
Saugus Union School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2006, FGIC-National insured, 0% 2024	1,210	1,170
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2024	500	543
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2025	1,110	1,238
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 2027[2]	740	808
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 2029[2]	805	873
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2031[2]	875	984
School Fin. Auth., School Fac. Rev. Bonds (Kipp LA Projects), Series 2017-A, 5.00% 2027[2]	600	695
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2014-A, 4.125% 2024	940	975
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2024[2]	585	632
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2015-A, 3.625% 2025[2]	600	623
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2026[2]	505	573
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2022[2]	200	203
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2023[2]	225	237
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2024[2]	130	141
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2024[2]	100	108
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2025[2]	150	166
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2025[2]	105	116
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2026[2]	110	125
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2026[2]	105	119
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2027[2]	220	255
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2027[2]	100	116
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2028[2]	100	118
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2029[2]	100	120
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 2030[2]	100	121
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2023	150	153
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2024	145	150
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2025	365	378
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2026	150	155
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2023	500	533
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2019-A, 3.00% 2024	4,065	4,188
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2021-B, 0.50% 2026	5,040	4,824
Solano Community College Dist., G.O. Bonds, 2015 Election, Series 2013-A, 4.375% 2047 (preref. 2023)	595	627
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 2031	2,885	3,684
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 2032	500	649
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2027	1,100	1,306
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2026	200	232
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2027	400	476
Capital Group California Core Municipal Fund — Page 58 of 87

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Stanislaus Union School Dist., G.O. Rev. Ref. Bonds, Series 2019, BAM insured, 5.00% 2025	$500	$564
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Harriet Tubman Terrace Apartments), Series 2021-Q, 0.24% 2024 (put 2023)	7,000	6,949
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)	5,000	4,992
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2025	750	837
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2028	2,085	2,372
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2034	975	1,155
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2023	1,110	1,179
Statewide Communities Dev. Auth., Rev. Bonds (Cottage Health System Obligated Group), Series 2015, 5.00% 2043 (preref. 2024)	5,000	5,526
Statewide Communities Dev. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2014, Assured Guaranty Municipal insured, 5.00% 2022	750	771
Statewide Communities Dev. Auth., Rev. Bonds (Jewish Home of San Francisco), Series 2016, 5.00% 2026	575	670
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	310	310
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2024	300	303
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2026 (preref. 2024)	200	218
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2023	500	519
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2024	390	418
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2028	860	1,043
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 2031	3,000	3,774
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 2032	3,500	4,382
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2022	1,000	1,012
Stockton Unified School Dist., G.O. Bonds, 2012 Election, Series 2018-C, BAM insured, 5.00% 2030	2,145	2,599
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2022	400	411
Sweetwater Union High School Dist., G.O. Bonds, 2006 Election, Series 2006, 4.00% 2026	515	557
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2025	1,715	1,872
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026	6,000	6,540
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-A-1, 5.00% 2024	1,250	1,364
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2025	1,000	1,126
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	545	614
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2027	600	713
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2028	700	848
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2029	660	815
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2030	300	373
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	860	945
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2022	830	851
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2024	400	436
Capital Group California Core Municipal Fund — Page 59 of 87

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, National insured, 0% 2022	$175	$174
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, MBIA insured, 0% 2023	1,500	1,476
Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2023	375	400
Regents of the University of California, G.O. Rev. Bonds, Series 2013-AK, 5.00% 2048 (put 2023)	2,000	2,109
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 2031	1,150	1,470
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2023	600	628
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2028	590	700
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	915	950
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 2049	2,580	2,757
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 2050	4,900	5,130
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 2047	1,225	1,295
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	4,260	4,535
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	2,465	2,629
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 2050	4,885	5,115
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	570	590
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2024	730	782
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2026	270	301
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2022	340	348
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 4.00% 2025	400	438
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2021-BD, 5.00% 2028	1,400	1,724
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2020-BB, 5.00% 2035	2,370	3,013
West Basin Municipal Water Dist., Rev. Ref. Bonds, Series 2021-A, 5.00% 2030	1,575	2,003
West Basin Municipal Water Dist., Rev. Ref. Bonds, Series 2021-A, 5.00% 2031	745	967
West Contra Costa Unified School Dist., G.O. Bonds, 2010 Election, Series 2020-F, Assured Guaranty Municipal insured, 4.00% 2028	600	692
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 2030	900	1,066
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, 2005 Election, Series 2008-B, 6.00% 2027	3,000	3,715
Westminster School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A-1, Assured Guaranty insured, 0% 2023	1,000	986
Whittier City School Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2030	825	914
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2029	215	249
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2030	235	273
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2031	260	300
Yosemite Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-D, 0% 2031	500	413
		562,246
Missouri 0.01%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	85	88
Capital Group California Core Municipal Fund — Page 60 of 87

unaudited
Bonds, notes & other debt instruments (continued) Texas 0.08%	Principal amount (000)	Value (000)
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Christus Health), Series 2018-A, 5.00% 2024	$500	$545
United States 0.48%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 2033	2,899	3,145
Total bonds, notes & other debt instruments (cost: $568,302,000)		566,024
Short-term securities 10.71% Municipals 10.71%
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-A, 0.08% 2035[1]	21,950	21,950
State of California, City of Irvine, Reassessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Series 1999, 0.08% 2024[1]	1,000	1,000
State of California, Irvine Ranch Water Dist. Nos. 105, 140, 240 and 250, Consolidated G.O. Bonds, Series 1993, 0.08% 2033[1]	7,700	7,700
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 2023	2,000	1,971
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-2, 0.08% 2035[1]	8,500	8,500
State of California, City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-A-1, 0.09% 2050[1]	8,500	8,500
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.09% 2037[1]	3,605	3,605
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 0.09% 2037[1]	750	750
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2021, 2.00% 6/30/2022	5,000	5,034
State of California, Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2002, 0.08% 2024[1]	2,435	2,435
State of California, Regents of the University of California, General Rev. Bonds, Series 2013-AL-4, 0.06% 2048[1]	6,795	6,795
State of California, Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-1, 0.09% 2032[1]	2,755	2,755
Total short-term securities (cost: $71,001,000)		70,995
Total investment securities 96.11% (cost: $639,303,000)		637,019
Other assets less liabilities 3.89%		25,808
Net assets 100.00%		$662,827
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 1/31/2022 (000)
2 Year U.S. Treasury Note Futures	Short	183	March 2022	$(39,648)	$57
5 Year U.S. Treasury Note Futures	Short	504	March 2022	(60,078)	660
10 Year Ultra U.S. Treasury Note Futures	Long	58	March 2022	8,284	7
					$724
Capital Group California Core Municipal Fund — Page 61 of 87

unaudited
[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,133,000, which represented 1.08% of the net assets of the fund.
Key to abbreviations and symbol
Agcy. = Agency	G.O. = General Obligation
AMT = Alternative Minimum Tax	IAM = Interest at Maturity
Assn. = Association	LIBOR = London Interbank Offered Rate
Auth. = Authority	LOC = Letter of Credit
Certs. = Certificates	Part. = Participation
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Assn.
Facs. = Facilities	SOFR = Secured Overnight Financing Rate
Fin. = Finance	USD/$ = U.S. dollars
Fncg. = Financing
Capital Group California Core Municipal Fund — Page 62 of 87

Capital Group California Short-Term Municipal FundSM
Investment portfolio
January 31, 2022
unaudited
Bonds, notes & other debt instruments 91.57% California 91.57%	Principal amount (000)	Value (000)
City of Alhambra, Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2023	$450	$467
City of Anaheim, Housing and Public Improvements Auth., Rev. Bonds (Electric Utility Distribution System Improvements), Series 2020-A, 5.00% 2022	230	237
City of Anaheim, Housing and Public Improvements Auth., Rev. Bonds (Electric Utility Distribution System Improvements), Series 2020-A, 5.00% 2023	200	213
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2012-A, 5.00% 2023 (preref. 2022)	1,640	1,640
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2018-A, 2.625% 2045 (put 2026)	750	780
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-A, 2.00% 2056 (put 2028)	1,000	1,019
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2024	1,000	1,084
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2031 (preref. 2022)	1,365	1,375
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2022	225	231
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 5.00% 2022	500	518
Trustees of the California State University, Systemwide Rev. Bonds, Series 2013-A, 5.00% 2023	400	429
Trustees of the California State University, Systemwide Rev. Bonds, Series 2020-A, 5.00% 2024	800	885
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	1,650	1,714
Central Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, 4.00% 2024	395	424
Chino Basin Regional Fin. Auth., Rev. Notes (Inland Empire Utilities Interim Fncg.), Series 2020-B, 4.00% 2025	1,500	1,639
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2023	395	410
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2024	410	432
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2025	430	458
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2026	445	477
Citrus Community College Dist., G.O. Bonds, 2020 Election, Series 2021-A, 4.00% 2025	370	406
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2006-B, Assured Guaranty insured, 0% 2026	1,205	1,127
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 4.00% 2022	1,350	1,366
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 2025	125	140
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 2027	500	589
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2024	400	425
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2025	410	443
East Side Union High School Dist., G.O. Rev. Ref. Bonds, Series 2020, BAM insured, 5.00% 2025	845	957
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 2023	255	266
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 2025	275	295
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 2026	285	310
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 5.00% 2024	225	246
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	300	349
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2021-A, 5.00% 2025	425	476
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2007-T-3, 5.00% 2026	1,215	1,402
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	845	868
Fowler Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 2024	745	797
Capital Group California Short-Term Municipal Fund — Page 63 of 87

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2022	$1,350	$1,360
G.O. Bonds, Series 2021, 5.00% 2027	1,475	1,757
G.O. Bonds, Series 2013-E, (SIFMA Municipal Swap Index + 0.43%) 0.49% 2029 (put 2023)[1]	500	501
G.O. Rev. Ref. Bonds, Series 2016-B, 5.00% 2026	1,115	1,294
G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	1,015	1,144
Glendale Community College Dist., G.O. Rev. Ref. Bonds, 2016 Election, Series 2020-B, 4.00% 2023	500	524
Glendale Unified School Dist., G.O. Bonds, 2011 Election, Series 2020-E, 4.00% 2024	475	510
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024	410	429
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2025	400	452
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-B, 5.00% 2029 (put 2022)	1,000	1,033
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 5.00% 2022	300	309
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-3, 2.00% 2036 (put 2025)	1,000	1,023
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-2, 4.00% 2036 (put 2024)	110	118
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Health Care), Series 2021-A, 3.00% 2054 (put 2025)	2,225	2,351
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2022 (escrowed to maturity)	200	207
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2023	1,275	1,367
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2025	400	456
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026 (preref. 2025)	275	312
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2046 (preref. 2025)	250	284
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	1,150	1,188
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2022	300	301
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 2024	680	728
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 1.70% 2033 (put 2022)	750	756
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	1,200	1,238
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2026	700	820
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 2024	500	536
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2022	265	268
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2021-B-2, 3.00% 2047 (put 2026)	1,500	1,617
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2021-A-1, 4.00% 2025 (put 2026)	1,055	1,151
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 2023	1,000	1,056
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (The Broad), Series 2021-A, 5.00% 2026	585	677
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2024	965	1,058
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2028	275	315
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, 4.00% 2027	285	321
County of Kern, Water Agcy., Improvement Dist. No. 4, Water Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2023	800	843
Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bonds, 2016 Election, Series 2020-C, 4.00% 2026	645	722
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	470	481
La Canada Unified School Dist., G.O. Bonds, 2017 Election, Series 2020-B, 4.00% 2022	270	275
La Canada Unified School Dist., G.O. Bonds, 2017 Election, Series 2020-B, 4.00% 2023	260	273
La Canada Unified School Dist., G.O. Bonds, 2017 Election, Series 2020-B, 4.00% 2024	425	456
Lake Elsinore Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2026	195	217
Lake Elsinore Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2027	210	237
Los Altos Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 1997-C, National insured, 0% 2022	460	460
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-B, 3.00% 2022	1,000	1,011
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2013-A, 5.00% 2022	590	601
Capital Group California Short-Term Municipal Fund — Page 64 of 87

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2014-D, 4.00% 2023	$500	$523
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-B, 5.00% 2023	1,000	1,059
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2014-B, 5.00% 2023	825	874
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2016-B, 5.00% 2024	800	876
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 2027	1,290	1,532
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 2025	500	564
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 2026	300	348
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2013-A, 2.00% 2023	500	507
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 2024	1,000	1,092
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 2025	1,500	1,687
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 2026	400	463
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 5.00% 2025	750	846
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2025	1,000	1,128
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	500	579
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	250	255
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	685	725
Mammoth Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2000, AMBAC insured, 0% 2023	1,000	984
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 2026	230	247
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2022	250	254
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2026	755	829
Merced City School Dist., G.O. Bonds, Capital Appreciation Bonds, 2003 Election, Series 2005, MBIA insured, 0% 2023	1,065	1,049
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2023	160	171
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2021, 5.00% 2026	635	735
Mountain View Whisman School Dist., G.O. Bonds, 2012 Election, Series 2016-B, 5.00% 2025	610	693
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Walnut Apartments), Series 2021-A, 0.45% 2024 (put 2023)	625	618
Municipal Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Capital Appreciation Bonds, Series 2010, Assured Guaranty Municipal insured, 0% 2023	260	256
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 5.00% 2025	400	446
Napa Valley Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013, 5.00% 2024 (preref. 2023)	250	265
New Haven Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2012, Assured Guaranty Municipal insured, 0% 2023	965	949
Northern California Energy Auth., Commodity Supply Rev. Bonds, Series 2018, 4.00% 2049 (put 2024)	1,460	1,551
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	1,000	1,023
County of Orange, Sanitation Dist., Wastewater Rev. Ref. Obligations, Series 2021-A, 5.00% 2026	1,750	2,012
County of Orange, Transportation Auth., Bond Anticipation Notes (I-405 Improvement Project), Series 2021, 5.00% 2024	1,000	1,102
County of Orange, Water Dist. Rev. Ref. Bonds, Series 2019-C, 5.00% 2024	500	549
Pasadena Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, 5.00% 2024	655	719
Peralta Community College Dist., G.O. Bonds, 2006 Election, Series 2020-E-1, 5.00% 2025	1,000	1,131
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA No. 4 and No. 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 5.00% 2024	990	1,077
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2024	240	258
Perris Union High School Dist., G.O. Bonds, 2012 Election, Series 2021-C, 4.00% 2025	400	440
Capital Group California Short-Term Municipal Fund — Page 65 of 87

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Pittsburg Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2010 Election, Series 2012-C, 0% 2047 (preref. 2022)	$200	$47
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2026	440	470
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2014-E, 5.00% 2022	500	513
Public Works Board, Lease Rev. Ref. Bonds (Dept. of State Hospitals), Series 2016-E, 5.00% 2025	1,000	1,053
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2020-E, 5.00% 2024	1,000	1,103
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2024	505	557
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2024	330	363
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2025	1,330	1,491
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2027	250	290
Public Works Board, Lease Rev. Ref. Bonds (Various State Office Buildings), Series 2015-F, 5.00% 2024	150	163
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (Grantline), Special Tax Bonds, Series 2021-B, 3.00% 2024	85	88
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (Grantline), Special Tax Bonds, Series 2021-B, 4.00% 2026	105	113
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (Grantline), Special Tax Bonds, Series 2021-B, 4.00% 2028	120	131
Ravenswood City School Dist., G.O. Bonds, 2016 Election, Series 2016, 5.00% 2023	445	473
City of Redding, Electric System Rev. Ref. Bonds, Series 2018, 5.00% 2022	725	736
City of Richmond, Wastewater Rev. Ref. Bonds, Series 2019-B, 5.00% 2023	940	999
Riverside Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 2024	125	134
Robla School Dist., G.O. Bonds, 2018 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2022	740	753
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2022	620	632
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	115	122
City of Sacramento, Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2018-F, 5.00% 2026	500	582
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2023	450	470
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-D, BAM insured, 4.00% 2024	520	557
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2026	490	547
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 2027	255	305
City of San Diego, Public Fin. Auth., Water Rev. Bonds, Series 2020-A, 5.00% 2022	335	343
County of San Diego, Grossmont Healthcare Dist., G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 2028	320	390
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	500	530
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2024	500	546
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2022	1,000	1,019
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2021-B, 5.00% 2026	140	161
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-A, 5.00% 2025	1,000	1,124
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2009-D-2, 4.00% 2023 (escrowed to maturity)	400	416
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2016-A-2, 5.00% 2024	400	435
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-D-2, 5.00% 2026	500	574
City and County of San Francisco, G.O. Bonds (Earthquake Safety and Emergency Response), Series 2021-E-1, 5.00% 2025	815	920
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2018-C, 2.125% 2048 (put 2023)	1,000	1,016
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	250	255
San Francisco Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2024	865	944
San Gabriel Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2012-B, 0% 2023	200	197
City of San Jacinto, Community Facs. Dist. No. 2002-1 (Rancho San Jacinto Phase 2), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 2027	900	1,026
Capital Group California Short-Term Municipal Fund — Page 66 of 87

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 2026	$440	$502
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	155	159
Santa Monica-Malibu Unified School Dist., Certs. of Part., Capital Appreciation Notes, Series 2001-C, National insured, 0% 2022	100	99
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Santa Monica Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2024	485	521
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Santa Monica Schools), G.O. Bonds, 2018 Election, Series 2021-B, 4.00% 2025	335	368
Semitropic Water Storage Dist., Water Banking Rev. Ref. Bonds, Series 2012-A, 5.00% 2035 (preref. 2022)	1,325	1,372
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2019-A, 3.00% 2024	2,500	2,575
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2021-B, 0.50% 2026	2,025	1,938
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2025	1,000	1,125
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 2022	200	204
Southern California Public Power Auth., Rev. Ref. Green Bonds (Linden Wind Energy Project), Series 2020-A, 5.00% 2024	550	592
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2024	520	569
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 2022	310	316
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2022	265	271
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2023	250	263
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 4.00% 2023	660	695
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Harriet Tubman Terrace Apartments), Series 2021-Q, 0.24% 2024 (put 2023)	2,000	1,985
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)	1,000	998
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018, 5.00% 2022	150	151
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2023	135	141
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2024	200	216
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2025	415	463
Statewide Communities Dev. Auth., Rev. Bonds (Cottage Health System Obligated Group), Series 2015, 5.00% 2043 (preref. 2024)	1,500	1,658
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 2022	700	713
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 2026	325	375
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	155	155
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 2029	1,865	2,269
City of Stockton, Public Fncg. Auth., Water Rev. Ref. Green Bonds, Series 2018-A, BAM insured, 5.00% 2022	1,210	1,245
Torrance Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-B-1, 0% 2023	250	247
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	450	460
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2025	500	565
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2026	550	638
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2027	225	261
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, MBIA insured, 0% 2023	440	433
Regents of the University of California, G.O. Rev. Bonds, Series 2013-AK, 5.00% 2048 (put 2023)	1,000	1,055
Regents of the University of California, Limited Project Rev. Bonds, Series 2012-G, 5.00% 2022	150	152
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 2026	2,500	2,880
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 2023	450	471
Capital Group California Short-Term Municipal Fund — Page 67 of 87

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	$405	$421
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 2049	1,205	1,287
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 2050	980	1,026
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 2047	580	613
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	1,070	1,139
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 2050	1,950	2,042
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	575	595
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2021-BD, 5.00% 2025	1,000	1,142
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 2024	300	321
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 2026	640	714
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2024	250	274
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	100	103
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2022	120	123
Whittier Union High School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2022	300	307
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 2026	160	177
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2027	180	204
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2028	200	229
Total bonds, notes & other debt instruments (cost: $152,186,000)		150,752
Short-term securities 11.66% Municipals 11.66%
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-A, 0.08% 2035[1]	8,000	8,000
State of California, City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-A-1, 0.09% 2050[1]	4,000	4,000
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.09% 2037[1]	3,500	3,500
State of California, Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 0.08% 2048[1]	2,400	2,400
State of California, Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-1, 0.09% 2032[1]	1,300	1,300
Total short-term securities (cost: $19,200,000)		19,200
Total investment securities 103.23% (cost: $171,386,000)		169,952
Other assets less liabilities (3.23%)		(5,321)
Net assets 100.00%		$164,631
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 1/31/2022 (000)
2 Year U.S. Treasury Note Futures	Short	41	March 2022	$(8,883)	$8
5 Year U.S. Treasury Note Futures	Short	79	March 2022	(9,417)	94
10 Year Ultra U.S. Treasury Note Futures	Long	13	March 2022	1,857	12
					$114
Capital Group California Short-Term Municipal Fund — Page 68 of 87

unaudited
[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
Key to abbreviations and symbol
Agcy. = Agency	G.O. = General Obligation
AMT = Alternative Minimum Tax	IAM = Interest at Maturity
Assn. = Association	LIBOR = London Interbank Offered Rate
Auth. = Authority	LOC = Letter of Credit
Certs. = Certificates	Part. = Participation
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Assn.
Facs. = Facilities	SOFR = Secured Overnight Financing Rate
Fin. = Finance	USD/$ = U.S. dollars
Fncg. = Financing
Capital Group California Short-Term Municipal Fund — Page 69 of 87

Capital Group Core Bond FundSM
Investment portfolio
January 31, 2022
unaudited
Bonds, notes & other debt instruments 95.60% U.S. Treasury bonds & notes 41.47% U.S. Treasury 32.16%	Principal amount (000)	Value (000)
U.S. Treasury 0.125% 2022	$27,000	$26,973
U.S. Treasury 1.50% 2022	1,920	1,931
U.S. Treasury 1.75% 2022	—[1]	—[1]
U.S. Treasury 1.875% 2022	3,745	3,764
U.S. Treasury 2.125% 2022	3,000	3,021
U.S. Treasury 0.125% 2023	10,000	9,932
U.S. Treasury 0.125% 2023	2,000	1,962
U.S. Treasury 0.25% 2023	1,333	1,321
U.S. Treasury 0.25% 2023	437	431
U.S. Treasury 0.375% 2023	82	81
U.S. Treasury 1.25% 2023	1,000	1,003
U.S. Treasury 1.375% 2023	1,275	1,282
U.S. Treasury 1.375% 2023	1,000	1,005
U.S. Treasury 1.75% 2023	1,000	1,011
U.S. Treasury 2.00% 2023	2,000	2,024
U.S. Treasury 2.125% 2023	3,415	3,476
U.S. Treasury 2.25% 2023	500	510
U.S. Treasury 2.50% 2023	1,050	1,074
U.S. Treasury 2.75% 2023	4,542	4,645
U.S. Treasury 2.75% 2023	2,250	2,315
U.S. Treasury 0.375% 2024	20,000	19,524
U.S. Treasury 1.75% 2024	4,000	4,047
U.S. Treasury 2.00% 2024	3,288	3,345
U.S. Treasury 2.00% 2024	2,480	2,522
U.S. Treasury 2.125% 2024	5,000	5,104
U.S. Treasury 2.125% 2024[2]	3,500	3,567
U.S. Treasury 2.25% 2024[2]	3,713	3,796
U.S. Treasury 2.25% 2024	1,820	1,859
U.S. Treasury 2.75% 2024	2,500	2,578
U.S. Treasury 0.50% 2025	4,452	4,328
U.S. Treasury 1.375% 2025	8,128	8,124
U.S. Treasury 2.00% 2025	2,000	2,036
U.S. Treasury 2.625% 2025	6,600	6,879
U.S. Treasury 7.625% 2025[2]	481	571
U.S. Treasury 0.50% 2026	3,500	3,355
U.S. Treasury 0.75% 2026	1,150	1,112
U.S. Treasury 0.75% 2026	32	31
U.S. Treasury 0.875% 2026	4,928	4,768
U.S. Treasury 1.625% 2026	3,000	3,010
U.S. Treasury 1.75% 2026	12,140	12,230
U.S. Treasury 1.125% 2027	477	466
U.S. Treasury 2.25% 2027	8,420	8,679
U.S. Treasury 2.25% 2027	2,200	2,268
U.S. Treasury 1.375% 2028	1,000	976
U.S. Treasury 1.50% 2028[2]	13,500	13,282
U.S. Treasury 2.625% 2029	5,660	5,990
Capital Group Core Bond Fund — Page 70 of 87

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2031	$8,294	$7,987
U.S. Treasury 2.00% 2050[2]	1,000	974
		201,169
U.S. Treasury inflation-protected securities 9.31%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	12,344	12,493
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]	10,917	11,536
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]	1,071	1,138
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	1,289	1,381
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	12,303	13,072
U.S. Treasury Inflation-Protected Security 0.875% 2029[3]	5,037	5,698
U.S. Treasury Inflation-Protected Security 0.125% 2030[2,3]	11,963	12,944
		58,262
Total U.S. Treasury bonds & notes		259,431
Corporate bonds, notes & loans 29.06% Financials 8.38%
ACE INA Holdings, Inc. 2.875% 2022	150	152
ACE INA Holdings, Inc. 3.35% 2026	45	47
ACE INA Holdings, Inc. 4.35% 2045	50	59
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	1,637	1,611
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	1,190	1,167
Allstate Corp. 0.75% 2025	637	609
Allstate Corp. 3.28% 2026	175	185
American International Group, Inc. 2.50% 2025	2,000	2,033
American International Group, Inc. 3.40% 2030	1,021	1,072
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[4]	1,108	1,066
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[4]	935	908
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]	1,385	1,284
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[4]	748	734
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[4,5]	475	453
Citigroup, Inc. 4.45% 2027	400	435
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[4]	1,283	1,251
Citigroup, Inc. 2.666% 2031 (USD-SOFR + 1.146% on 1/29/2030)[4]	502	493
Credit Suisse Group AG 3.80% 2023	500	515
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[4]	1,500	1,471
Goldman Sachs Group, Inc. 0.925% 2024 (USD-SOFR + 0.50% on 10/21/2023)[4]	1,545	1,523
Goldman Sachs Group, Inc. 1.757% 2025 (USD-SOFR + 0.73% on 1/24/2024)[4]	2,500	2,492
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[4]	1,385	1,427
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[4]	400	386
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[4]	750	713
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[4]	679	661
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]	725	766
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[4]	708	653
Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[4]	175	190
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[4]	1,125	1,155
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[4]	1,165	1,173
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[4]	1,500	1,432
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[4]	232	226
Lloyds Banking Group PLC 4.375% 2028	200	219
Marsh & McLennan Companies, Inc. 3.875% 2024	495	518
Marsh & McLennan Companies, Inc. 2.25% 2030	715	690
Capital Group Core Bond Fund — Page 71 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 0.95% 2025[5]	$757	$735
Metropolitan Life Global Funding I 1.875% 2027[5]	1,500	1,478
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[4]	995	971
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]	1,640	1,666
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[4]	1,386	1,317
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[4]	954	922
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[4]	461	458
National Australia Bank, Ltd. 1.887% 2027[5]	1,500	1,484
National Securities Clearing Corp. 0.40% 2023[5]	3,000	2,949
New York Life Global Funding 2.25% 2022[5]	305	307
New York Life Global Funding 0.90% 2024[5]	2,000	1,962
Northwestern Mutual Global Funding 0.80% 2026[5]	1,778	1,707
Toronto-Dominion Bank 0.45% 2023	1,353	1,335
Toronto-Dominion Bank 1.45% 2025	1,500	1,486
Toronto-Dominion Bank 1.25% 2026	1,005	965
Toronto-Dominion Bank 1.95% 2027	1,250	1,234
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[4]	1,715	1,688
		52,433
Consumer discretionary 5.23%
Amazon.com, Inc. 0.25% 2023	1,175	1,164
Amazon.com, Inc. 0.45% 2024	1,175	1,151
Amazon.com, Inc. 0.80% 2025	1,544	1,500
Amazon.com, Inc. 1.20% 2027	1,287	1,237
Amazon.com, Inc. 1.65% 2028	1,175	1,139
American Honda Finance Corp. 0.75% 2024	2,145	2,097
American Honda Finance Corp. 1.30% 2026	1,535	1,486
American Honda Finance Corp. 2.30% 2026	80	81
American Honda Finance Corp. 3.50% 2028	325	347
Bayerische Motoren Werke AG 0.75% 2024[5]	1,250	1,223
Bayerische Motoren Werke AG 0.80% 2024[5]	1,225	1,206
Bayerische Motoren Werke AG 1.25% 2026[5]	1,000	967
Daimler Trucks Finance North America, LLC 2.00% 2026[5]	1,000	980
Daimler Trucks Finance North America, LLC 2.375% 2028[5]	325	317
General Motors Company 4.20% 2027	1,020	1,090
Home Depot, Inc. 3.25% 2022	350	351
Home Depot, Inc. 1.50% 2028	1,840	1,768
Hyundai Capital America 0.80% 2023[5]	1,200	1,191
Hyundai Capital America 1.80% 2025[5]	481	471
Hyundai Capital America 2.375% 2027[5]	387	379
Hyundai Capital America 2.10% 2028[5]	350	330
McDonald’s Corp. 3.70% 2026	135	143
McDonald’s Corp. 3.50% 2027	185	196
NIKE, Inc. 2.375% 2026	615	631
Stellantis Finance US, Inc. 1.711% 2027[5]	1,365	1,315
Stellantis Finance US, Inc. 2.691% 2031[5]	900	853
Toyota Motor Credit Corp. 0.625% 2024	2,145	2,089
Toyota Motor Credit Corp. 1.45% 2025	1,550	1,540
Toyota Motor Credit Corp. 3.00% 2025	1,240	1,283
Toyota Motor Credit Corp. 0.80% 2026	890	852
Toyota Motor Credit Corp. 1.125% 2026	1,840	1,781
Toyota Motor Credit Corp. 1.90% 2027	1,550	1,541
		32,699
Capital Group Core Bond Fund — Page 72 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials 2.21%	Principal amount (000)	Value (000)
Avolon Holdings Funding, Ltd. 3.625% 2022[5]	$587	$590
Avolon Holdings Funding, Ltd. 3.95% 2024[5]	743	769
Avolon Holdings Funding, Ltd. 4.375% 2026[5]	925	964
Boeing Company 5.04% 2027	1,021	1,128
Boeing Company 3.25% 2028	1,095	1,119
Canadian Pacific Railway, Ltd. 1.75% 2026	222	218
Emerson Electric Co. 1.80% 2027	383	373
General Dynamics Corp. 1.15% 2026	1,000	968
Honeywell International, Inc. 2.15% 2022	1,160	1,168
Honeywell International, Inc. 2.30% 2024	878	893
Masco Corp. 1.50% 2028	782	733
Raytheon Technologies Corp. 3.20% 2024	275	283
Siemens AG 0.40% 2023[5]	1,140	1,129
Siemens AG 0.65% 2024[5]	1,425	1,399
Siemens AG 1.20% 2026[5]	808	782
Union Pacific Corp. 3.75% 2025	230	244
Union Pacific Corp. 2.15% 2027	793	797
United Technologies Corp. 3.65% 2023	27	28
Vinci SA 3.75% 2029[5]	200	213
		13,798
Utilities 2.02%
Ameren Corp. 2.50% 2024	373	379
Connecticut Light and Power Co. 3.20% 2027	1,025	1,073
Duke Energy Progress, LLC 3.375% 2023	786	810
Duke Energy Progress, LLC 3.70% 2028	200	214
Entergy Louisiana, LLC 0.95% 2024	1,860	1,822
Eversource Energy 2.75% 2022	750	750
FirstEnergy Transmission LLC 2.866% 2028[5]	425	419
Florida Power & Light Company 2.85% 2025	225	232
NextEra Energy Capital Holdings, Inc. 2.25% 2030	1,276	1,229
Pacific Gas and Electric Co. 3.45% 2025	150	153
Pacific Gas and Electric Co. 3.75% 2028	150	151
Pacific Gas and Electric Co. 2.50% 2031	175	160
Pacific Gas and Electric Co. 3.30% 2040	50	43
Southern California Edison Co. 0.975% 2024	925	908
Southern California Edison Co. 3.70% 2025	1,000	1,048
Southern California Edison Co. 2.85% 2029	1,000	1,010
Tampa Electric Co. 2.60% 2022	350	352
Virginia Electric and Power Co. 3.10% 2025	1,040	1,077
Xcel Energy, Inc. 3.35% 2026	749	786
		12,616
Communication services 1.93%
Alphabet, Inc. 0.80% 2027	490	462
Alphabet, Inc. 1.10% 2030	1,605	1,465
Alphabet, Inc. 2.05% 2050	440	363
AT&T, Inc. 2.30% 2027	996	988
AT&T, Inc. 1.65% 2028	1,065	1,014
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	165	178
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	502	476
Comcast Corp. 3.95% 2025	539	577
Comcast Corp. 1.95% 2031	704	665
SBA Tower Trust 1.631% 2026[5]	983	955
Capital Group Core Bond Fund — Page 73 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 3.75% 2027	$1,119	$1,177
Verizon Communications, Inc. 3.00% 2027	450	463
Verizon Communications, Inc. 2.10% 2028	1,250	1,220
Verizon Communications, Inc. 2.355% 2032[5]	2,210	2,101
		12,104
Health care 1.91%
Abbott Laboratories 3.40% 2023	98	101
Abbott Laboratories 3.75% 2026	292	316
Aetna, Inc. 2.80% 2023	55	56
AmerisourceBergen Corp. 0.737% 2023	853	848
AstraZeneca Finance LLC 1.20% 2026	600	582
AstraZeneca Finance LLC 1.75% 2028	444	430
AstraZeneca PLC 3.375% 2025	445	469
Baxter International, Inc. 2.272% 2028[5]	1,060	1,038
Becton, Dickinson and Company 3.734% 2024	17	18
Boston Scientific Corp. 3.45% 2024	675	700
CVS Health Corp. 1.30% 2027	1,384	1,304
CVS Health Corp. 4.30% 2028	282	308
GlaxoSmithKline PLC 3.375% 2023	750	771
Merck & Co., Inc. 1.90% 2028	1,138	1,115
Novartis Capital Corp. 1.75% 2025	1,006	1,007
Novartis Capital Corp. 2.00% 2027	275	274
Pfizer, Inc. 2.95% 2024	485	502
Shire PLC 2.875% 2023	120	122
Shire PLC 3.20% 2026	300	311
Thermo Fisher Scientific, Inc. 1.75% 2028	385	371
UnitedHealth Group, Inc. 1.15% 2026	495	480
UnitedHealth Group, Inc. 2.30% 2031	348	338
Zimmer Holdings, Inc. 3.15% 2022	485	486
		11,947
Consumer staples 1.85%
7-Eleven, Inc. 0.95% 2026[5]	250	238
7-Eleven, Inc. 1.30% 2028[5]	175	163
Altria Group, Inc. 2.35% 2025	156	157
Altria Group, Inc. 4.40% 2026	117	126
Altria Group, Inc. 3.40% 2030	89	90
British American Tobacco PLC 3.462% 2029	1,850	1,871
Coca-Cola Company 1.00% 2028	1,625	1,523
Constellation Brands, Inc. 3.20% 2023	386	393
Constellation Brands, Inc. 2.875% 2030	239	239
Keurig Dr Pepper, Inc. 4.057% 2023	251	259
Keurig Dr Pepper, Inc. 3.20% 2030	500	515
Molson Coors Brewing Co. 3.00% 2026	245	253
Nestlé Holdings, Inc. 1.00% 2027[5]	1,640	1,542
Nestlé Holdings, Inc. 1.50% 2028[5]	1,750	1,673
PepsiCo, Inc. 1.625% 2030	85	80
Philip Morris International, Inc. 1.50% 2025	274	270
Philip Morris International, Inc. 0.875% 2026	566	537
Procter & Gamble Company 0.55% 2025	796	763
Capital Group Core Bond Fund — Page 74 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Procter & Gamble Company 1.00% 2026	$362	$352
Procter & Gamble Company 3.00% 2030	495	522
		11,566
Information technology 1.78%
Adobe, Inc. 1.90% 2025	647	653
Analog Devices, Inc. 1.70% 2028	418	405
Apple, Inc. 0.70% 2026	1,135	1,091
Apple, Inc. 1.20% 2028	1,418	1,341
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	185	195
Broadcom, Inc. 1.95% 2028[5]	123	117
Broadcom, Ltd. 3.625% 2024	270	279
Fidelity National Information Services, Inc. 1.15% 2026	1,283	1,229
Fidelity National Information Services, Inc. 1.65% 2028	129	122
Fiserv, Inc. 3.20% 2026	670	695
Fiserv, Inc. 2.25% 2027	777	770
Fortinet, Inc. 1.00% 2026	696	662
Intuit, Inc. 0.95% 2025	255	247
Intuit, Inc. 1.35% 2027	235	225
Microsoft Corp. 2.40% 2026	1,951	1,998
Oracle Corp. 2.30% 2028	668	646
PayPal Holdings, Inc. 1.65% 2025	481	478
		11,153
Energy 1.72%
Boardwalk Pipeline Partners LP 4.95% 2024	460	491
BP Capital Markets PLC 4.234% 2028	437	481
Canadian Natural Resources, Ltd. 2.05% 2025	996	991
Enbridge Energy Partners LP 5.875% 2025	230	259
Energy Transfer Operating LP 3.75% 2030	1,145	1,177
Energy Transfer Partners LP 4.20% 2023	155	161
Energy Transfer Partners LP 4.50% 2024	90	94
EOG Resources, Inc. 4.375% 2030	501	562
Equinor ASA 3.625% 2028	165	177
Exxon Mobil Corp. 2.019% 2024	127	129
Exxon Mobil Corp. 2.44% 2029	183	183
Kinder Morgan, Inc. 3.15% 2023	495	504
MPLX LP 3.375% 2023	75	77
MPLX LP 4.00% 2028	350	371
ONEOK, Inc. 4.55% 2028	638	683
ONEOK, Inc. 6.35% 2031	469	571
Phillips 66 4.30% 2022	145	146
Phillips 66 3.85% 2025	1,253	1,320
Pioneer Natural Resources Company 1.125% 2026	238	228
SA Global Sukuk, Ltd. 1.602% 2026[5]	1,505	1,459
Saudi Arabian Oil Co. 1.625% 2025[5]	200	196
Schlumberger BV 4.00% 2025[5]	165	174
Williams Companies, Inc. 3.50% 2030	248	256
Williams Companies, Inc. 2.60% 2031	45	43
		10,733
Capital Group Core Bond Fund — Page 75 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate 1.43%	Principal amount (000)	Value (000)
Alexandria Real Estate Equities, Inc. 3.95% 2028	$60	$65
Alexandria Real Estate Equities, Inc. 1.875% 2033	596	539
American Campus Communities, Inc. 3.75% 2023	300	307
American Campus Communities, Inc. 4.125% 2024	415	437
American Tower Corp. 1.45% 2026	982	945
American Tower Corp. 1.60% 2026	717	694
Corporate Office Properties LP 2.75% 2031	294	283
Equinix, Inc. 2.90% 2026	929	948
Equinix, Inc. 1.80% 2027	326	314
Equinix, Inc. 2.00% 2028	433	414
Essex Portfolio LP 3.50% 2025	490	511
Gaming and Leisure Properties, Inc. 3.35% 2024	242	249
Kimco Realty Corp. 3.40% 2022	35	35
Public Storage 0.875% 2026	134	129
Public Storage 1.50% 2026	1,035	1,015
Public Storage 1.85% 2028	553	536
Public Storage 1.95% 2028	770	747
Scentre Group 3.50% 2025[5]	250	260
Sun Communities Operating LP 2.30% 2028	559	543
		8,971
Materials 0.60%
Air Products and Chemicals, Inc. 1.50% 2025	757	747
Air Products and Chemicals, Inc. 1.85% 2027	155	154
Dow Chemical Co. 3.625% 2026	250	264
Dow Chemical Co. 2.10% 2030	1,000	948
DowDuPont, Inc. 4.493% 2025	515	557
LYB International Finance III, LLC 2.25% 2030	496	475
Vale Overseas, Ltd. 3.75% 2030	587	596
		3,741
Total corporate bonds, notes & loans		181,761
Asset-backed obligations 10.82%
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[5,6]	750	780
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[5,6]	539	539
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[5,6]	138	141
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[5,6]	462	461
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[5,6]	473	473
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[5,6]	1,136	1,119
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[5,6]	618	613
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.191% 2030[5,6,7]	714	715
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.191% 2030[5,6,7]	492	492
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.179% 2028[5,6,7]	968	968
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.16% 2030[5,6,7]	1,095	1,095
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[5,6]	99	98
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[5,6]	201	199
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[6]	299	302
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[6]	805	819
CarMaxAuto Owner Trust, Series 2019-2, Class B, 3.01% 2024[6]	775	792
Capital Group Core Bond Fund — Page 76 of 87

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[6]	$1,150	$1,173
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[5,6]	593	579
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[5,6]	198	192
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.238% 2030[5,6,7]	1,557	1,557
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[5,6]	1,003	982
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[5,6]	163	158
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[5,6]	262	259
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[5,6]	92	90
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[5,6]	452	439
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[5,6]	416	408
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[5,6]	539	520
Drive Auto Receivables Trust, Series 2020-1, Class B, 2.08% 2024[6]	184	184
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[6]	2,166	2,179
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[5,6]	552	553
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.221% 2028[5,6,7]	1,643	1,644
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[5,6]	82	80
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[5,6]	249	250
Exeter Automobile Receivables Trust, Series 2021-4A, Class A3, 0.68% 2025[6]	628	625
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 2026[5,6]	216	215
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[5,6]	237	229
Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.04% 2024[6]	347	348
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[5,6]	582	588
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 2033[5,6]	439	431
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[5,6]	161	161
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[5,6]	431	423
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[5,6]	1,296	1,280
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[5,6]	867	858
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[5,6]	1,044	1,015
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[5,6]	1,138	1,116
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[5,6]	122	120
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[5,6]	1,234	1,199
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[5,6]	132	129
Hertz Vehicle Financing, LLC, Series 2022-1A, Class A, 1.99% 2026[5,6]	614	614
Hertz Vehicle Financing, LLC, Series 2022-2A, Class A, 2.33% 2028[5,6]	1,680	1,681
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[6]	475	478
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.241% 2029[5,6,7]	599	599
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636% 2046[5,6]	676	666
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.255% 2030[5,6,7]	1,665	1,666
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.391% 2029[5,6,7]	659	660
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[5,6]	1,100	1,096
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[5,6]	380	376
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[5,6]	154	152
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[5,6]	715	700
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[5,6]	1,528	1,508
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[5,6]	1,187	1,164
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[5,6]	1,694	1,655
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[5,6]	852	835
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[5,6]	1,596	1,570
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[5,6]	2,723	2,656
Capital Group Core Bond Fund — Page 77 of 87

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.228% 2030[5,6,7]	$529	$529
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A-3, 2.90% 2023[6]	122	123
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[5,6]	288	284
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[5,6,7]	2,841	2,841
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 0.928% 2029[5,6,7]	1,500	1,501
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.154% 2029[5,6,7]	173	173
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 1.528% 2029[5,6,7]	856	856
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.18% 2028[5,6,7]	383	383
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[5,6,7]	1,390	1,390
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49% 2025[6]	406	407
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 0.606% 2053[5,6,7]	54	54
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[5,6]	240	231
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.321% 2030[5,6,7]	895	895
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[5,6]	988	962
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[5,6]	878	865
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[5,6]	351	345
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[5,6]	503	493
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[5,6]	192	184
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[5,6]	1,128	1,111
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[5,6]	645	616
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[5,6]	1,250	1,280
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[5,6]	445	440
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.57% 2023[6]	411	414
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[5,6]	1,136	1,114
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[5,6]	765	740
Volkswagen Auto Lease Trust, Series 2019-A, Class A3, 1.99% 2022[6]	260	261
Westlake Automobile Receivables Trust, Series 2021-3A, Class A2, 0.57% 2024[5,6]	1,500	1,497
		67,655
Mortgage-backed obligations 8.19% Federal agency mortgage-backed obligations 3.81%
Fannie Mae Pool #889995 5.50% 2038[6]	149	167
Fannie Mae Pool #MA4387 2.00% 2041[6]	829	825
Fannie Mae Pool #AI5236 5.00% 2041[6]	273	307
Fannie Mae Pool #AI8806 5.00% 2041[6]	45	50
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[6]	3	4
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[6]	83	83
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[6,7]	31	31
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[6]	255	256
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[6]	34	34
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.405% 2023[6,7]	293	295
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.554% 2024[6,7]	402	411
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.546% 2024[6,7]	238	241
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.578% 2024[6,7]	271	278
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[6]	37	37
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[6]	314	318
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[6]	476	480
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[6]	115	116
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[6]	$25	$25
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[6]	216	218
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[6,7]	456	476
Freddie Mac, Series 3272, Class PA, 6.00% 2037[6]	9	10
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[6]	197	198
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.953% 2056[6,7]	258	263
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[6,7]	356	363
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[6]	259	265
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[6,7]	150	155
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[6]	324	336
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[6]	161	168
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[6]	1,320	1,361
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[6]	1,301	1,326
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[6]	1,409	1,445
Government National Mortgage Assn. 2.00% 2052[6,8]	1,908	1,886
Government National Mortgage Assn. 2.00% 2052[6,8]	986	969
Government National Mortgage Assn. Pool #694836 5.636% 2059[6]	2	2
Government National Mortgage Assn. Pool #776095 4.851% 2064[6]	1	1
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[6]	8	8
Government National Mortgage Assn., Series 2012-H20, Class PT, 0.971% 2062[6,7]	250	250
Uniform Mortgage-Backed Security 3.00% 2052[6,8]	8,796	8,951
Uniform Mortgage-Backed Security 3.00% 2052[6,8]	1,035	1,055
Uniform Mortgage-Backed Security 3.00% 2052[6,8]	168	172
		23,836
Collateralized mortgage-backed obligations (privately originated) 2.65%
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[5,6,7]	194	195
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[5,6,7]	1,150	1,147
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[5,6,7]	320	319
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[5,6]	620	678
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[5,6,7]	1,172	1,159
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[5,6]	560	549
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[5,6,7]	501	503
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[5,6,7]	799	801
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[5,6,7]	475	476
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.908% 2053[5,6,7]	777	775
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.008% 2053[5,6,7]	719	719
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 0.958% 2055[5,6,7]	808	806
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 1.70% 2022[5,6,7]	436	439
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.858% 2055[5,6,7]	$5,557	$5,544
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[5,6,7]	300	301
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.808% 2054[5,6,7]	1,000	1,001
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[5,6]	1,174	1,154
		16,566
Commercial mortgage-backed securities 1.73%
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.695% 2034[5,6,7]	1,240	1,228
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.806% 2036[5,6,7]	693	692
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.005% 2036[5,6,7]	664	664
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.056% 2036[5,6,7]	509	505
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.773% 2038[5,6,7]	870	867
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.973% 2038[5,6,7]	327	325
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.203% 2038[5,6,7]	221	219
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.187% 2038[5,6,7]	260	261
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.487% 2038[5,6,7]	191	191
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.256% 2038[5,6,7]	1,500	1,502
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[5,6]	461	452
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.156% 2038[5,6,7]	1,343	1,346
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[5,6]	1,262	1,244
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.904% 2026[5,6,7]	460	459
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.006% 2038[5,6,7]	164	164
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 0.837% 2038[5,6,7]	721	720
		10,839
Total mortgage-backed obligations		51,241
Federal agency bonds & notes 2.77%
Fannie Mae 2.375% 2023	2,442	2,479
Fannie Mae 0.875% 2030	2,563	2,356
Freddie Mac 0.25% 2023	3,439	3,399
Freddie Mac 0.375% 2025	9,449	9,078
		17,312
Bonds & notes of governments & government agencies outside the U.S. 2.53%
Asian Development Bank 0.625% 2024	1,526	1,496
Canada 0.75% 2026	2,350	2,264
Denmark (Kingdom of) 0.125% 2022[5]	660	657
Denmark (Kingdom of) 0.125% 2022	655	653
European Investment Bank 2.25% 2022	751	753
European Investment Bank 0.75% 2026	758	728
Inter-American Development Bank 0.50% 2024	500	489
KfW 0.375% 2025	1,010	972
Kommunalbanken 0.50% 2024[5]	442	430
Kommunalbanken 0.375% 2025[5]	2,000	1,915
Kommuninvest i Sverige Aktiebolag 0.25% 2023[5]	905	894
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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Manitoba (Province of) 3.05% 2024	$200	$207
Ontario (Province of) 3.20% 2024	500	521
Ontario Teachers’ Finance Trust 0.875% 2026[5]	902	865
Quebec (Province of) 0.60% 2025	1,600	1,538
Saudi Arabia (Kingdom of) 4.00% 2025[5]	430	456
Saudi Arabia (Kingdom of) 4.50% 2030[5]	445	505
United Mexican States 4.15% 2027	460	499
		15,842
Municipals 0.76% California 0.17%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.532% 2028	830	821
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	250	251
		1,072
Florida 0.43%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	1,140	1,122
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	805	791
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	810	790
		2,703
New York 0.15%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	965	946
Washington 0.01%
Energy Northwest, Electric Rev. Bonds (Columbia Generating Station), Series 2015-B, 2.814% 2024	20	20
Total municipals		4,741
Total bonds, notes & other debt instruments (cost: $599,784,000)		597,983
Short-term securities 5.93% Money market investments 5.93%	Shares
Capital Group Central Cash Fund 0.10%[9,10]	370,945	37,094
Total short-term securities (cost: $37,094,000)		37,094
Total investment securities 101.53% (cost: $636,878,000)		635,077
Other assets less liabilities (1.53)%		(9,573)
Net assets 100.00%		$625,504
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 1/31/2022 (000)
2 Year U.S. Treasury Note Futures	Long	24	March 2022	$5,200	$(40)
5 Year U.S. Treasury Note Futures	Short	504	March 2022	(60,078)	491
10 Year U.S. Treasury Note Futures	Long	163	March 2022	20,859	(185)
10 Year Ultra U.S. Treasury Note Futures	Long	64	March 2022	9,141	(51)
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Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 1/31/2022 (000)
20 Year U.S. Treasury Bond Futures	Long	69	March 2022	$10,738	$(448)
30 Year Ultra U.S. Treasury Bond Futures	Short	3	March 2022	(567)	12
					$(221)
Investments in affiliates10

	Value of affiliate at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 1/31/2022 (000)	Dividend income (000)
Short-term securities 5.93%
Money market investments 5.93%
Capital Group Central Cash Fund 0.10%[9]	$63,951	$23,675	$50,534	$(1)	$3	$37,094	$10
[1]	Amount less than one thousand.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $699,000, which represented .11% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate may change at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $129,165,000, which represented 20.65% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Purchased on a TBA basis.
[9]	Rate represents the seven-day yield at 1/31/2022.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Key to abbreviations and symbol
Auth. = Authority
CLO = Collateralized Loan Obligations
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Capital Group Core Bond Fund — Page 82 of 87

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Valuation

Capital Research and Management Company ("CRMC"), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United State of America. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held by Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund was $31,954,000, $6,458,000, $42,895,000, $8,553,000 and $223,302,000, respectively.
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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each of the funds is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of January 31, 2022 are as follows (dollars in thousands):
Capital Group Core Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$642,539	$—	$642,539
Short-term securities	—	145,917	—	145,917
Total	$—	$788,456	$—	$788,456

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$308	$—	$—	$308
See end of tables for footnote.
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Capital Group Short-Term Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$159,943	$—	$159,943
Short-term securities	—	26,091	—	26,091
Total	$—	$186,034	$—	$186,034

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$30	$—	$—	$30
Capital Group California Core Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$566,024	$—	$566,024
Short-term securities	—	70,995	—	70,995
Total	$—	$637,019	$—	$637,019

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$724	$—	$—	$724
See end of tables for footnote.
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Capital Group California Short-Term Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$150,752	$—	$150,752
Short-term securities	—	19,200	—	19,200
Total	$—	$169,952	$—	$169,952

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$114	$—	$—	$114
Capital Group Core Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$259,431	$—	$259,431
Corporate bonds, notes & loans	—	181,761	—	181,761
Asset-backed obligations	—	67,655	—	67,655
Mortgage-backed obligations	—	51,241	—	51,241
Federal agency bonds & notes	—	17,312	—	17,312
Bonds & notes of governments & government agencies outside the U.S.	—	15,842	—	15,842
Municipals	—	4,741	—	4,741
Short-term securities	37,094	—	—	37,094
Total	$37,094	$597,983	$—	$635,077

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$503	$—	$—	$503
Liabilities:
Unrealized depreciation on futures contracts	(724)	—	—	(724)
Total	$(221)	$—	$—	$(221)
*	Futures contracts are not included in the fund’s investment portfolio.
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Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Private Client Services Funds. This and other important information is contained in the prospectus, which can be obtained from your investment counselor and should be read carefully before investing.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-380-0322O-S85393	Private Client Services Funds — Page 87 of 87